Pioneer Bond Fund
Schedule of Investments  |  September 30, 2024

A: PIOBX	C: PCYBX	K: PBFKX	R: PBFRX	Y: PICYX

Schedule of Investments  |  9/30/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.5%
	Senior Secured Floating Rate Loan Interests — 0.3% of Net Assets*(a)
	Building & Construction Products — 0.0%†
827,925	MI Windows and Doors LLC, 2024 Incremental Term Loan, 8.345% (Term SOFR + 300 bps), 3/28/31	$ 831,030
	Total Building & Construction Products	$831,030

	Chemicals-Diversified — 0.0%†
1,379,625	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 8.46% (Term SOFR + 350 bps), 10/15/28	$ 1,377,900
	Total Chemicals-Diversified	$1,377,900

	Chemicals-Specialty — 0.0%†
1,887,929	Mativ Holdings, Inc., Term B Loan, 8.71% (Term SOFR + 375 bps), 4/20/28	$ 1,890,289
	Total Chemicals-Specialty	$1,890,289

	Computer Services — 0.1%
3,520,000(b)	Amazon Holdco, Inc., Seven-Year Term Loan, 7/30/31	$ 3,513,400
	Total Computer Services	$3,513,400

	Cruise Lines — 0.0%†
1,100,000	LC Ahab US Bidco LLC, Initial Term Loan, 8.345% (Term SOFR + 350 bps), 5/1/31	$ 1,106,188
	Total Cruise Lines	$1,106,188

	Electric-Generation — 0.1%
2,800,000(b)	Alpha Generation LLC, Term Loan B, 9/19/31	$ 2,803,500
312,327	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 10.095% (Term SOFR + 525 bps), 4/3/28	313,043
	Total Electric-Generation	$3,116,543

	Finance-Leasing Company — 0.0%†
605,015	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.561% (Term SOFR + 150 bps), 2/12/27	$ 605,324
	Total Finance-Leasing Company	$605,324

	Medical-Wholesale Drug Distribution — 0.1%
1,891,979	Owens & Minor, Inc., Term B-1 Loan, 8.695% (Term SOFR + 375 bps), 3/29/29	$ 1,893,754
	Total Medical-Wholesale Drug Distribution	$1,893,754

1Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	Recreational Centers — 0.0%†
189,833	Fitness International LLC, Term B Loan, 10.505% (Term SOFR + 525 bps), 2/12/29	$ 189,714
	Total Recreational Centers	$189,714

	Total Senior Secured Floating Rate Loan Interests (Cost $14,454,690)	$14,524,142

	Asset Backed Securities — 10.0% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	$ 511,957
188,276(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 5.441% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	187,075
1,234,181	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	1,114,987
8,512,423(a)	ACREC, Ltd., Series 2021-FL1, Class A, 6.279% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	8,488,316
5,268,909	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	5,286,301
3,016,320	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	3,053,159
1,046,122	Ally Bank Auto Credit-Linked Notes Series, Series 2024-A, Class E, 7.917%, 5/17/32 (144A)	1,064,764
2,330,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	2,389,511
3,500,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	3,641,951
1,110,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, 1/21/31 (144A)	1,141,423
3,310,279	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	3,204,267
2,063,212	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	1,944,674
6,975,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 7.061% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	6,911,890
7,740,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 7.642% (SOFR30A + 230 bps), 1/15/37 (144A)	7,596,595
10,600,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 8.547% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	10,478,260
Pioneer Bond Fund | 9/30/242

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,660,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	$ 3,691,345
2,660,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B, 5.85%, 6/20/30 (144A)	2,739,325
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.48%, 6/20/30 (144A)	1,031,208
6,877,648	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	6,335,314
4,980,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 7.642% (SOFR30A + 230 bps), 2/15/37 (144A)	4,870,514
2,750,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 8.501% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,731,270
4,672,175(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	4,426,907
3,773,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	2,958,468
1,906,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	1,544,053
3,745,000(c)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	3,298,461
4,930,043(c)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	4,731,027
3,420,000(c)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	3,069,826
4,405,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	4,343,141
132,647(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 5.619% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	129,648
12,425,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	12,522,009
5,672,727	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	5,760,803
2,400,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	2,257,473
2,630,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	2,618,577
2,100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	2,145,082
8,720,000	Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32	8,705,107
11,290,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	11,891,338
3Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,480,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	$ 7,693,164
25,070,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	25,644,634
6,500,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	6,491,102
14,253,196(c)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	14,556,515
12,575,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	12,388,304
4,899,043(d)	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 2.75%, 9/25/71 (144A)	4,646,191
7,583,079(d)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52 (144A)	7,351,782
8,090,280(d)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52 (144A)	7,647,843
1,575,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 9.894% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	1,573,241
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 13.244% (3 Month Term SOFR + 796 bps), 1/20/33 (144A)	979,560
2,805,765	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	2,784,648
1,687,814	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	1,573,137
4,662,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	4,916,412
5,210,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.19%, 2/15/30 (144A)	5,384,318
16,850,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	17,065,501
3,000,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 8.382% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	3,007,302
1,640,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class D, 7.00%, 8/22/33 (144A)	1,709,377
3,150,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class C, 6.70%, 1/25/29 (144A)	3,209,998
4,585,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class C, 6.70%, 1/27/31 (144A)	4,687,911
3,440,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 7.011% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	3,377,708
Pioneer Bond Fund | 9/30/244

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
302,743	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	$ 291,685
5,786,050	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	3,182,328
2,858,179	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	2,706,124
4,218,409	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	4,007,705
3,090,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	3,190,004
1,410,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (144A)	1,443,437
2,800,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	2,877,187
1,591,968(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C, 8.495% (SOFR30A + 315 bps), 5/20/32 (144A)	1,598,267
2,885,205	J.G. Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	2,649,662
4,450,912	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	4,085,158
85,260	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	85,191
1,950,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class F, 3.694%, 2/26/29 (144A)	1,933,587
903,784	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	903,784
6,160,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	6,159,390
7,560,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	7,754,971
3,770,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	3,871,186
1,473,531	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	1,329,683
625,671	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	557,097
226,687	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	221,740
5,095,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	4,454,684
2,850,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class CR, 8.525% (3 Month Term SOFR + 326 bps), 12/21/29 (144A)	2,845,816
5Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,488,967	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	$ 1,487,045
2,690,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	2,781,083
7,760,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	7,852,907
925,497	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	908,700
3,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.901% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	2,980,596
10,105,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	10,104,368
7,035,601(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.07% (PRIME + 7 bps), 4/25/48 (144A)	7,188,266
9,010,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	8,834,973
2,300,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	2,204,243
3,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	2,816,843
10,931,619(c)	Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class A2, 3.50%, 10/25/51 (144A)	10,166,406
4,125,000(c)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	4,007,858
4,000,000	Santander Bank Auto Credit-Linked Notes Series, Series 2024-A, Class E, 7.762%, 6/15/32 (144A)	4,066,047
240,751	Santander Bank N.A. - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	239,891
57,322	Santander Bank N.A. - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	57,200
1,925,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	1,924,899
5,080,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	5,299,123
12,410,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	12,561,881
6,975,000(d)	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (144A)	6,970,178
2,760,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	2,874,287
Pioneer Bond Fund | 9/30/246

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,750,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 9.196% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	$ 2,688,483
3,146,182	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	2,917,224
2,060,000(a)	STWD, Ltd., Series 2021-SIF1, Class D, 9.463% (3 Month Term SOFR + 416 bps), 4/15/32 (144A)	2,053,392
10,345,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 7.292% (SOFR30A + 195 bps), 11/15/38 (144A)	10,016,039
3,330,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class C, 6.93%, 4/17/28 (144A)	3,400,368
5,650,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	5,217,682
7,526	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	7,491
12,036	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	11,986
45,846	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	46,161
36,889	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	37,668
30,011	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	30,308
29,010	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	29,814
12,586	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	12,733
28,466	United States Small Business Administration, Series 2009-20I, Class 1, 4.20%, 9/1/29	28,272
3,145,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	3,299,130
11,316,908(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	11,510,421
2,670,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	3,010,563
411,689	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	396,690
197,498	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	191,787
4,396,466	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	4,269,158
7Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
8,730,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	$ 8,916,337
1,800,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 12.645% (3 Month Term SOFR + 736 bps), 10/24/34 (144A)	1,809,637
	Total Asset Backed Securities (Cost $501,766,091)	$496,881,498

	Collateralized Mortgage Obligations—6.6% of Net Assets
12,559,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	$ 9,769,979
3,306,628(c)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,968,068
2,985,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	2,791,196
783,961(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00%, 10/25/68 (144A)	776,506
3,468,833(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00%, 10/25/68 (144A)	3,336,380
2,480,000(c)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	2,309,538
1,840,000(c)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	1,668,363
2,130,000(c)	CFMT LLC, Series 2024-HB15, Class M2, 4.00%, 8/25/34 (144A)	2,001,523
5,170,000(c)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	4,115,300
5,435,720(c)	CIM Trust, Series 2021-J1, Class B1, 2.662%, 3/25/51 (144A)	4,491,566
3,028,630(c)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.709%, 5/25/51 (144A)	2,501,586
2,035,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 8.28% (SOFR30A + 300 bps), 1/25/42 (144A)	2,088,195
3,230,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 7.213% (SOFR30A + 195 bps), 3/25/44 (144A)	3,253,577
2,500,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.98% (SOFR30A + 170 bps), 7/25/44 (144A)	2,503,980
2,490,163(c)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	1,953,720
Pioneer Bond Fund | 9/30/248

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,350,000(c)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	$ 1,819,352
6,810,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.23% (SOFR30A + 395 bps), 9/26/33 (144A)	7,049,711
4,260,941(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.093% (SOFR30A + 644 bps), 8/15/42	658,266
2,469,951(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	498,519
2,550,631(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	535,010
127,704(c)	Federal National Mortgage Association Grantor Trust, Series 2004-T2, Class 2A, 4.871%, 7/25/43	129,464
5,525	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	5,497
1,999,678(e)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	412,350
159,139,446(c)(e)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.205%, 6/1/51 (144A)	1,756,661
12,931,999	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	12,391,240
206,009	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	202,660
12,186,226(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	1,843,262
10,450,558(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 8.403% (1 Month Term SOFR + 324 bps), 1/20/50	289,508
6,071,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	4,944,156
4,820,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	3,562,061
2,840,319(c)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.928%, 2/26/52 (144A)	2,326,556
1,782,124(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.045% (SOFR30A + 176 bps), 5/25/29 (144A)	1,785,135
1,590,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.88% (SOFR30A + 460 bps), 10/25/33 (144A)	1,655,569
3,990,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	3,870,320
2,185,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	2,095,847
9Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
54,269,744(c)(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.229%, 7/25/51 (144A)	$ 657,814
4,383,834(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.229%, 7/25/51 (144A)	3,812,044
10,974,493(c)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	9,249,874
1,800,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	1,316,980
2,065,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	1,462,696
9,802,860	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	9,337,224
103,845,215(c)(e)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.117%, 12/25/51 (144A)	657,652
5,521,318(c)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.805%, 12/25/51 (144A)	4,505,510
3,993,824(c)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.163%, 2/25/52 (144A)	3,383,113
3,807,357(c)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.139%, 4/25/52 (144A)	3,209,550
4,730,823(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.797%, 11/25/51 (144A)	3,860,075
90,004,345(c)(e)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.117%, 12/25/51 (144A)	570,313
2,573,597(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.979%, 10/25/51 (144A)	2,148,219
4,707,511(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.215%, 1/25/52 (144A)	3,870,013
6,420,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,744,835
7,114,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.521%, 7/25/52 (144A)	4,810,073
1,029,119	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	951,935
237,147(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.00% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	230,922
1,508,163(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate - 224 bps), 11/24/42 (144A)	1,432,754
6,729,003	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	6,042,927
Pioneer Bond Fund | 9/30/2410

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
9,564,373(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	$ 7,935,340
4,456,396(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.674%, 6/25/51 (144A)	3,641,685
4,659,626(c)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.318%, 3/25/52 (144A)	3,944,082
91,909(c)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	86,115
3,145,589(c)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	2,710,558
10,950,000(c)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	9,886,693
4,175,000	NYMT Loan Trust, Series 2022-CP1, Class M1, 3.215%, 7/25/61 (144A)	3,583,662
701,198(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.645% (SOFR30A + 536 bps), 10/25/30 (144A)	708,756
2,692,344(c)	Oceanview Mortgage Trust, Series 2021-5, Class B2, 2.971%, 10/25/51 (144A)	2,266,253
4,740,000(c)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	4,623,396
6,345,251(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.478%, 4/25/51 (144A)	5,160,606
2,600,916(c)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.478%, 4/25/51 (144A)	2,093,222
3,250,043(c)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,653,960
3,272,751(c)	Provident Funding Mortgage Trust, Series 2021-2, Class B1, 2.351%, 4/25/51 (144A)	2,634,955
2,724,165(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.637%, 10/25/51 (144A)	2,312,394
2,807,762(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	2,361,466
3,130,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.98% (SOFR30A + 270 bps), 7/25/33 (144A)	3,164,277
2,618,206(c)	Rate Mortgage Trust, Series 2021-HB1, Class B1, 2.702%, 12/25/51 (144A)	2,152,144
3,853,372(c)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.711%, 10/25/51 (144A)	3,195,685
3,825,008(c)	Rate Mortgage Trust, Series 2021-J4, Class B3, 2.631%, 11/25/51 (144A)	2,991,972
5,105,531(c)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.563%, 6/25/51 (144A)	4,218,350
11Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,100,068(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	$ 2,576,085
10,181,624(c)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.006%, 9/25/51 (144A)	8,535,708
12,685,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	9,304,754
4,089,661(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	3,556,862
10,163,513(c)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	10,311,704
290,442(c)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.69%, 12/25/42	280,121
42,242(c)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	41,872
4,725,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	3,227,910
10,000,000(c)	Towd Point Mortgage Trust, Series 2019-3, Class M2D, 3.25%, 2/25/59 (144A)	8,284,792
4,610,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.119% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	4,629,415
2,000,000(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class B1, 7.219% (1 Month Term SOFR + 236 bps), 5/25/58 (144A)	1,958,368
11,082,671(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	9,336,408
10,447,202(c)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	10,548,097
8,190,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.68% (SOFR30A + 340 bps), 11/25/33 (144A)	8,334,777
4,833,305(c)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.232%, 1/25/52 (144A)	4,132,038
2,810,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	2,072,982
11,105,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	7,558,525
	Total Collateralized Mortgage Obligations (Cost $371,542,538)	$327,631,133

Pioneer Bond Fund | 9/30/2412

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—4.0% of Net Assets
4,360,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 8.191% (SOFR30A + 285 bps), 1/20/37 (144A)	$ 4,283,772
1,857,629(d)(e)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
7,340,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	7,174,123
2,615,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.388%, 9/15/48 (144A)	1,377,314
3,030,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.958%, 4/15/55	2,750,024
1,303,096(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 6.561% (1 Month Term SOFR + 146 bps), 8/15/38 (144A)	1,170,643
7,615,000(c)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	6,834,770
17,400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	16,167,965
13,115,000(a)	BX Trust, Series 2021-ARIA, Class D, 7.107% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	13,000,244
4,869,730	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	4,770,398
11,065,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.924% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	11,020,048
534,589(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 7.28% (SOFR30A + 200 bps), 1/25/51 (144A)	532,456
6,790,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.28% (SOFR30A + 400 bps), 11/25/51 (144A)	6,876,926
2,500,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.213%, 7/25/27 (144A)	2,379,684
3,244,609(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 7.911% (SOFR30A + 256 bps), 10/25/28	3,080,865
1,745,000(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 10.461% (SOFR30A + 511 bps), 10/25/28	1,579,230
4,590,000(c)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.529%, 2/25/52 (144A)	4,459,666
4,106,918(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 7.761% (SOFR30A + 241 bps), 6/25/26 (144A)	3,994,808
3,364,630(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.861% (SOFR30A + 251 bps), 7/25/29 (144A)	3,137,650
13Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,181,000(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	$ 2,052,954
4,997,102(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.361% (SOFR30A + 701 bps), 8/25/29	4,794,855
9,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	5,268,254
110,948,826(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	522,114
9,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	40,292
2,636,222(c)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	2,602,450
15,792,058(c)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.632%, 10/16/58	570,567
4,885,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 7.311% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	4,801,505
7,025,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 6.638% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	7,011,828
2,915,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774%, 5/10/39 (144A)	2,999,370
8,216,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	8,043,742
1,740,000(c)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class C, 5.797%, 10/5/39 (144A)	1,756,407
6,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	5,611,873
7,010,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	6,905,895
45,714,000(c)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.20%, 6/15/51	211,217
6,560,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	6,221,717
2,250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 7.697% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	2,212,571
2,628,500(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.258%, 3/15/48	2,341,216
6,330,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	5,777,702
Pioneer Bond Fund | 9/30/2414

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
4,750,000(a)	ORL Trust, Series 2023-GLKS, Class A, 7.447% (1 Month Term SOFR + 235 bps), 10/19/36 (144A)	$ 4,760,391
2,000,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	1,236,416
6,380,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.919% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	6,236,917
227,720	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	224,261
2,375,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	1,623,999
9,760,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 8.029% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	9,784,400
6,300,000(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	6,539,253
27,668,377(c)(e)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 1.015%, 9/15/57	145,823
23,801,974(c)(e)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.748%, 10/15/49	565,021
2,795,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A4, 3.311%, 6/15/52	2,608,766
	Total Commercial Mortgage-Backed Securities (Cost $212,964,938)	$198,062,362

	Corporate Bonds — 35.9% of Net Assets
	Advertising — 0.3%
11,945,000	Omnicom Group, Inc., 5.30%, 11/1/34	$ 12,429,448
	Total Advertising	$12,429,448

	Aerospace & Defense — 0.7%
13,240,000	Boeing Co., 3.90%, 5/1/49	$ 9,591,580
5,437,000	Boeing Co., 5.15%, 5/1/30	5,450,062
7,995,000	Boeing Co., 5.805%, 5/1/50	7,724,118
8,905,000	Boeing Co., 6.858%, 5/1/54 (144A)	9,774,218
2,695,000	Boeing Co., 7.008%, 5/1/64 (144A)	2,969,292
	Total Aerospace & Defense	$35,509,270

	Agriculture — 0.3%
15,890,000	Imperial Brands Finance Plc, 5.50%, 2/1/30 (144A)	$ 16,403,738
	Total Agriculture	$16,403,738

15Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	Airlines — 0.5%
4,399,973	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 4,109,477
1,082,400	American Airlines Pass-Through Trust, 3.95%, 7/11/30	1,021,058
11,750,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	11,736,086
3,775,732	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	3,377,212
1,377,724	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	1,321,981
3,505,000	United Airlines Pass-Through Trust, 5.45%, 2/15/37	3,647,652
1,243,000	United Airlines Pass-Through Trust, 4.875%, 1/15/26	1,231,751
	Total Airlines	$26,445,217

	Auto Manufacturers — 1.7%
11,020,000	American Honda Finance Corp., 5.05%, 7/10/31	$ 11,343,088
4,600,000	Cummins, Inc., 5.45%, 2/20/54	4,866,195
3,640,000	Ford Motor Co., 6.10%, 8/19/32	3,730,893
6,150,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	5,455,528
1,269,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	1,284,857
3,140,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,400,488
6,464,000	General Motors Co., 6.60%, 4/1/36	6,994,185
1,605,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	1,403,677
2,770,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	2,864,015
12,850,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	13,383,184
7,475,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	7,970,746
8,805,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	9,274,159
4,380,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	4,723,809
9,820,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	10,009,540
	Total Auto Manufacturers	$86,704,364

	Auto Parts & Equipment — 0.1%
2,640,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	$ 2,664,855
	Total Auto Parts & Equipment	$2,664,855

	Banks — 10.7%
20,600,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 18,029,893
9,070,000(c)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	9,347,668
2,800,000	Banco Santander S.A., 2.749%, 12/3/30	2,473,977
Pioneer Bond Fund | 9/30/2416

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
17,000,000(c)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	$ 15,056,620
5,400,000	Banco Santander S.A., 5.439%, 7/15/31	5,646,477
3,200,000	Banco Santander S.A., 6.921%, 8/8/33	3,540,967
4,000,000(c)(g)	Banco Santander S.A., 8.00% (5 Year CMT Index + 391 bps)	4,249,420
11,055,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	9,693,412
18,900,000(c)	Bank of America Corp., 2.884% (3 Month Term SOFR + 145 bps), 10/22/30	17,553,219
6,930,000(c)	Bank of America Corp., 5.872% (SOFR + 184 bps), 9/15/34	7,476,491
7,275,000(c)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	6,629,536
7,320,000(c)	BNP Paribas S.A., 5.176% (SOFR + 152 bps), 1/9/30 (144A)	7,509,949
2,870,000(c)	BNP Paribas S.A., 5.497% (SOFR + 159 bps), 5/20/30 (144A)	2,974,065
5,670,000(c)(g)	BNP Paribas S.A., 7.375% (5 Year CMT Index + 354 bps) (144A)	5,900,319
4,875,000(c)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	4,200,100
3,220,000(c)	BPCE S.A., 5.936% (SOFR + 185 bps), 5/30/35 (144A)	3,371,811
1,150,000(c)	CaixaBank S.A., 6.037% (SOFR + 226 bps), 6/15/35 (144A)	1,222,203
8,605,000(c)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	9,601,532
8,420,000(c)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	8,473,861
7,440,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	6,457,286
6,875,000(c)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	7,129,723
4,124,000(c)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	4,290,075
10,660,000(c)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	10,254,646
8,595,000(c)	Danske Bank A/S, 5.427% (1 Year CMT Index + 95 bps), 3/1/28 (144A)	8,810,899
19,310,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	19,901,743
7,000,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	6,149,992
17Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	Banks — (continued)
5,815,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	$ 5,781,094
10,240,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	9,388,738
11,015,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	9,685,600
5,835,000(c)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	6,143,350
4,800,000(c)	ING Groep NV, 5.335% (SOFR + 144 bps), 3/19/30	4,968,018
775,000(c)	ING Groep NV, 6.114% (SOFR + 209 bps), 9/11/34	845,248
15,574,000(c)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	12,981,244
7,560,000(c)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	8,553,766
10,900,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	13,069,201
9,060,000(c)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	7,969,574
2,960,000(c)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	2,960,627
9,035,000(c)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	9,186,121
10,849,000	KeyBank N.A., 4.15%, 8/8/25	10,768,351
4,961,000	KeyBank N.A., 4.90%, 8/8/32	4,829,208
3,275,000(c)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	3,560,771
9,860,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	8,582,465
6,190,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	5,376,589
3,490,000(c)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	3,044,390
8,360,000(c)	Mitsubishi UFJ Financial Group, Inc., 5.426% (1 Year CMT Index + 100 bps), 4/17/35	8,788,640
5,285,000(c)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	5,448,031
9,845,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	9,919,488
2,265,000(c)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	2,338,255
5,590,000(c)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	5,869,236
1,830,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,918,450
6,575,000(c)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	6,918,973
4,950,000(c)(g)	NatWest Group Plc, 8.125% (5 Year CMT Index + 375 bps)	5,400,113
Pioneer Bond Fund | 9/30/2418

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
11,300,000(a)	NatWest Markets Plc, 6.20% (SOFR + 114 bps), 5/17/29 (144A)	$ 11,352,043
16,051,000(c)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	14,340,461
1,790,000(c)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	1,831,777
6,295,000(c)	PNC Financial Services Group, Inc., 6.875% (SOFR + 228 bps), 10/20/34	7,207,642
5,490,000(c)	Regions Financial Corp., 5.502% (SOFR + 206 bps), 9/6/35	5,586,797
6,210,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	5,886,343
2,140,000(c)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	2,185,963
2,195,000(c)	Societe Generale S.A., 2.797% (1 Year CMT Index + 130 bps), 1/19/28 (144A)	2,097,153
8,246,000(c)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	8,591,103
1,920,000(c)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	1,987,315
5,985,000(c)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	6,560,300
12,330,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	10,686,061
2,615,000(c)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	2,647,193
3,635,000(c)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	3,989,850
3,455,000(c)(g)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	4,074,599
19,295,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	18,859,206
4,578,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	4,504,318
7,483,000(c)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	7,975,702
17,775,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	15,000,802
2,500,000(c)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	2,596,268
10,220,000(c)	Wells Fargo & Co., 6.491% (SOFR + 206 bps), 10/23/34	11,420,542
	Total Banks	$529,622,863

19Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	Beverages — 0.4%
6,880,000	Coca-Cola Co., 5.00%, 5/13/34	$ 7,249,736
6,060,000	Coca-Cola Consolidated, Inc., 5.25%, 6/1/29	6,301,078
5,405,000	Suntory Holdings, Ltd., 5.124%, 6/11/29 (144A)	5,599,343
	Total Beverages	$19,150,157

	Biotechnology — 0.2%
3,630,000	Royalty Pharma Plc, 5.15%, 9/2/29	$ 3,723,257
4,560,000	Royalty Pharma Plc, 5.40%, 9/2/34	4,677,812
	Total Biotechnology	$8,401,069

	Building Materials — 0.1%
1,870,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	$ 1,938,491
4,410,000	Owens Corning, 5.70%, 6/15/34	4,681,678
	Total Building Materials	$6,620,169

	Commercial Services — 1.1%
4,500,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	$ 4,603,808
6,898,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	7,265,415
4,405,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31 (144A)	4,505,077
2,745,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	2,807,972
9,415,000	Block, Inc., 6.50%, 5/15/32 (144A)	9,804,009
765,000	Brink's Co., 6.50%, 6/15/29 (144A)	792,496
2,580,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	2,645,745
8,480,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	9,036,488
5,470,000	S&P Global, Inc., 5.25%, 9/15/33	5,799,048
8,935,000	Verisk Analytics, Inc., 5.25%, 6/5/34	9,228,867
	Total Commercial Services	$56,488,925

	Cosmetics/Personal Care — 0.2%
11,300,000	Unilever Capital Corp., 4.625%, 8/12/34	$ 11,463,858
	Total Cosmetics/Personal Care	$11,463,858

	Distribution/Wholesale — 0.0%†
995,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 1,036,000
	Total Distribution/Wholesale	$1,036,000

	Diversified Financial Services — 2.4%
26,796,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 24,183,351
Pioneer Bond Fund | 9/30/2420

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
4,095,000(c)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 4,190,999
1,945,000	Ameriprise Financial, Inc., 5.15%, 5/15/33	2,026,112
2,141,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	2,207,019
4,605,000	Avolon Holdings Funding, Ltd., 5.75%, 11/15/29 (144A)	4,752,902
11,740,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	12,272,449
3,090,000	BlackRock Funding, Inc., 5.35%, 1/8/55	3,252,817
9,455,000(c)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	7,746,435
4,235,000(c)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	4,275,163
5,380,000(c)	Capital One Financial Corp., 5.884% (SOFR + 199 bps), 7/26/35	5,630,379
5,845,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	6,009,291
5,835,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	6,065,167
8,300,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	8,885,081
3,900,000	LPL Holdings, Inc., 5.70%, 5/20/27	3,986,144
4,560,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	4,636,736
14,325,000	Nomura Holdings, Inc., 2.999%, 1/22/32	12,611,466
3,435,000(c)	Synchrony Financial, 5.935% (SOFR + 213 bps), 8/2/30	3,528,989
3,260,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	3,175,243
	Total Diversified Financial Services	$119,435,743

	Electric — 1.7%
5,045,000	AEP Texas, Inc., 5.45%, 5/15/29	$ 5,262,078
6,305,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	5,891,260
1,530,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	1,548,491
995,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	1,009,027
11,150,000	Entergy Louisiana LLC, 5.35%, 3/15/34	11,662,390
5,420,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	5,716,487
6,245,000(h)	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	6,339,687
5,425,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	5,704,588
4,250,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	4,555,187
21Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	Electric — (continued)
11,710,000	PacifiCorp, 5.45%, 2/15/34	$ 12,170,977
6,870,000	Puget Energy, Inc., 2.379%, 6/15/28	6,361,303
6,583,000	Puget Energy, Inc., 4.10%, 6/15/30	6,341,830
2,120,000	Puget Energy, Inc., 4.224%, 3/15/32	1,993,456
2,810,000	Southern California Edison Co., 5.45%, 6/1/31	2,973,262
2,130,000	Vistra Operations Co. LLC, 6.00%, 4/15/34 (144A)	2,276,250
3,935,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	4,436,303
	Total Electric	$84,242,576

	Electronics — 0.1%
3,290,000	Flex, Ltd., 5.25%, 1/15/32	$ 3,320,847
	Total Electronics	$3,320,847

	Energy-Alternate Sources — 0.0%†
244,910	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 242,236
	Total Energy-Alternate Sources	$242,236

	Entertainment — 0.2%
8,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 7,560,615
2,700,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	2,343,624
	Total Entertainment	$9,904,239

	Food — 0.9%
3,430,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 2/2/29	$ 3,191,765
1,654,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	1,434,316
5,439,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 4/1/33	5,635,239
2,335,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 6.50%, 12/1/52	2,490,735
3,425,000	Kroger Co., 5.50%, 9/15/54	3,446,935
3,425,000	Kroger Co., 5.65%, 9/15/64	3,443,146
13,960,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	12,405,075
6,070,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	5,143,542
5,935,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	5,319,487
668,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	670,208
	Total Food	$43,180,448

	Gas — 0.7%
16,310,000	Atmos Energy Corp., 5.90%, 11/15/33	$ 17,923,146
2,810,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	2,707,979
Pioneer Bond Fund | 9/30/2422

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Gas — (continued)
11,700,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 12,266,909
1,418,675	Nakilat, Inc., 6.267%, 12/31/33 (144A)	1,496,702
	Total Gas	$34,394,736

	Hand & Machine Tools — 0.2%
4,125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 3,672,838
3,755,000	Regal Rexnord Corp., 6.30%, 2/15/30	3,993,744
	Total Hand & Machine Tools	$7,666,582

	Healthcare-Products — 0.4%
2,139,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 2,137,803
10,178,000	Smith & Nephew Plc, 2.032%, 10/14/30	8,848,144
2,290,000	Smith & Nephew Plc, 5.40%, 3/20/34	2,381,469
3,810,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	3,956,719
	Total Healthcare-Products	$17,324,135

	Healthcare-Services — 0.2%
3,240,000	Elevance Health, Inc., 5.15%, 6/15/29	$ 3,361,726
2,220,000	Elevance Health, Inc., 5.375%, 6/15/34	2,333,682
2,570,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	2,650,030
2,500,000	Humana, Inc., 5.375%, 4/15/31	2,589,460
	Total Healthcare-Services	$10,934,898

	Insurance — 2.1%
4,000,000(c)	Allianz SE, 5.60% (5 Year CMT Index + 277 bps), 9/3/54 (144A)	$ 4,125,048
12,416,000	Brown & Brown, Inc., 4.20%, 3/17/32	11,890,302
4,430,000	Brown & Brown, Inc., 5.65%, 6/11/34	4,647,811
1,680,000	CNO Financial Group, Inc., 5.25%, 5/30/29	1,700,321
2,125,000	CNO Financial Group, Inc., 6.45%, 6/15/34	2,246,373
12,306,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	11,261,495
10,400,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	9,298,846
8,910,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	7,316,643
16,962,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	20,138,417
7,760,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33 (144A)	8,054,337
14,190,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	11,490,565
9,700,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	8,413,841
23Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	Insurance — (continued)
2,590,000	Primerica, Inc., 2.80%, 11/19/31	$ 2,273,802
635,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	757,984
	Total Insurance	$103,615,785

	Internet — 0.1%
3,620,000	Uber Technologies, Inc., 4.80%, 9/15/34	$ 3,614,986
	Total Internet	$3,614,986

	Iron & Steel — 0.2%
3,235,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 3,270,555
5,330,000	Steel Dynamics, Inc., 5.375%, 8/15/34	5,500,943
	Total Iron & Steel	$8,771,498

	Leisure Time — 0.1%
1,551,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 1,571,472
5,160,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	5,289,950
	Total Leisure Time	$6,861,422

	Lodging — 0.8%
1,730,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 1,784,074
10,075,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	10,194,199
4,480,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	4,534,902
710,000	Las Vegas Sands Corp., 6.00%, 8/15/29	737,835
2,230,000	Marriott International, Inc., 4.90%, 4/15/29	2,275,648
3,785,000	Marriott International, Inc., 5.30%, 5/15/34	3,900,189
14,805,000	Marriott International, Inc., 3.50%, 10/15/32	13,551,130
2,845,000	Marriott International, Inc., 4.625%, 6/15/30	2,871,543
	Total Lodging	$39,849,520

	Machinery-Construction & Mining — 0.1%
3,925,000	Caterpillar Financial Services Corp., 4.375%, 8/16/29	$ 3,983,471
	Total Machinery-Construction & Mining	$3,983,471

	Machinery-Diversified — 0.3%
6,395,000	CNH Industrial Capital LLC, 4.55%, 4/10/28	$ 6,429,096
8,815,000	John Deere Capital Corp., 5.05%, 6/12/34	9,203,808
	Total Machinery-Diversified	$15,632,904

	Mining — 0.5%
4,204,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$ 3,893,282
2,800,000	Anglo American Capital Plc, 5.50%, 5/2/33 (144A)	2,878,354
Pioneer Bond Fund | 9/30/2424

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Mining — (continued)
3,000,000	Anglo American Capital Plc, 5.75%, 4/5/34 (144A)	$ 3,131,767
1,200,000	Anglo American Capital Plc, 6.00%, 4/5/54 (144A)	1,256,465
4,092,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	3,783,263
8,260,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	8,276,537
1,835,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	1,944,997
	Total Mining	$25,164,665

	Multi-National — 0.2%
6,560,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 5,919,744
2,030,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	1,984,325
	Total Multi-National	$7,904,069

	Office & Business Equipment — 0.1%
4,730,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	$ 4,839,456
	Total Office & Business Equipment	$4,839,456

	Oil & Gas — 0.9%
1,735,000	Aker BP ASA, 2.00%, 7/15/26 (144A)	$ 1,661,318
18,980,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	16,916,528
1,225,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,219,704
6,830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	6,804,634
10,960,000	Phillips 66 Co., 5.25%, 6/15/31	11,333,640
7,773,000	Valero Energy Corp., 6.625%, 6/15/37	8,714,183
	Total Oil & Gas	$46,650,007

	Oil & Gas Services — 0.1%
3,340,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 3,425,140
2,065,000	Halliburton Co., 7.60%, 8/15/96 (144A)	2,402,043
	Total Oil & Gas Services	$5,827,183

	Packaging & Containers — 0.1%
3,300,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	$ 3,402,848
	Total Packaging & Containers	$3,402,848

	Pharmaceuticals — 0.4%
1,180,000	CVS Health Corp., 5.25%, 1/30/31	$ 1,214,927
7,765,000	CVS Health Corp., 5.25%, 2/21/33	7,933,461
1,210,000	Novartis Capital Corp., 4.70%, 9/18/54	1,184,154
25Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
5,990,000	Novartis Capital Corp., 4.70%, 9/18/54	$ 5,942,367
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	2,697,894
	Total Pharmaceuticals	$18,972,803

	Pipelines — 2.3%
13,515,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 12,221,188
4,065,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	4,100,032
4,690,000	Enbridge, Inc., 5.625%, 4/5/34	4,918,945
3,800,000(c)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	3,983,931
3,800,000(c)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	3,941,151
5,290,000(c)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	5,916,854
2,930,000	Energy Transfer LP, 4.15%, 9/15/29	2,884,264
4,800,000	Energy Transfer LP, 5.35%, 5/15/45	4,572,773
15,750,000	Energy Transfer LP, 5.60%, 9/1/34	16,362,990
4,631,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	4,379,367
3,944,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,769,438
7,820,000	MPLX LP, 5.50%, 6/1/34	8,034,128
6,295,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	5,595,388
7,240,000	ONEOK, Inc., 4.75%, 10/15/31	7,240,017
2,555,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	2,684,321
4,385,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	4,544,399
3,655,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	3,859,410
1,440,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,622,167
4,500,000	Williams Cos., Inc., 5.15%, 3/15/34	4,549,052
2,270,000	Williams Cos., Inc., 7.75%, 6/15/31	2,589,301
7,360,000	Williams Cos., Inc., 7.50%, 1/15/31	8,387,801
	Total Pipelines	$116,156,917

	REITs — 1.2%
2,395,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 2,402,592
8,169,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	7,505,897
1,876,000	Highwoods Realty LP, 2.60%, 2/1/31	1,598,386
406,000	Highwoods Realty LP, 3.05%, 2/15/30	365,357
2,539,000	Highwoods Realty LP, 4.125%, 3/15/28	2,462,611
7,870,000	LXP Industrial Trust, 2.375%, 10/1/31	6,591,100
Pioneer Bond Fund | 9/30/2426

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	REITs — (continued)
4,880,000	LXP Industrial Trust, 2.70%, 9/15/30	$ 4,340,289
10,163,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	7,421,852
6,240,000	Simon Property Group LP, 4.75%, 9/26/34	6,188,407
15,090,000	Sun Communities Operating LP , 5.70%, 1/15/33	15,555,503
4,865,000	UDR, Inc., 4.40%, 1/26/29	4,846,010
1,110,000	UDR, Inc., 5.125%, 9/1/34	1,121,306
	Total REITs	$60,399,310

	Retail — 0.7%
1,675,000	AutoNation, Inc., 1.95%, 8/1/28	$ 1,510,610
1,675,000	AutoNation, Inc., 2.40%, 8/1/31	1,419,547
7,335,000	AutoNation, Inc., 3.85%, 3/1/32	6,765,187
3,775,000	AutoNation, Inc., 4.75%, 6/1/30	3,757,196
10,890,000	Darden Restaurants, Inc., 6.30%, 10/10/33	11,866,302
11,070,000	Dollar Tree, Inc., 2.65%, 12/1/31	9,520,607
	Total Retail	$34,839,449

	Savings & Loans — 0.2%
11,395,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 11,735,351
	Total Savings & Loans	$11,735,351

	Semiconductors — 1.1%
978,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 836,322
14,123,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	11,969,771
7,993,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	7,754,769
2,960,000	Broadcom, Inc., 4.30%, 11/15/32	2,907,427
3,500,000	Broadcom, Inc., 5.05%, 7/12/29	3,605,290
9,670,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	9,851,547
1,875,000	Foundry JV Holdco LLC, 6.15%, 1/25/32 (144A)	1,949,910
2,795,000	Foundry JV Holdco LLC, 6.25%, 1/25/35 (144A)	2,924,942
1,880,000	Foundry JV Holdco LLC, 6.40%, 1/25/38 (144A)	1,979,630
4,197,000	SK Hynix, Inc., 5.50%, 1/16/29 (144A)	4,333,030
8,577,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	7,562,705
	Total Semiconductors	$55,675,343

	Software — 0.4%
12,416,000	Autodesk, Inc., 2.40%, 12/15/31	$ 10,881,100
4,040,000	Roper Technologies, Inc., 4.75%, 2/15/32	4,087,618
6,600,000	Roper Technologies, Inc., 4.90%, 10/15/34	6,646,242
	Total Software	$21,614,960

27Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	Telecommunications — 0.6%
5,250,000	T-Mobile USA, Inc., 2.70%, 3/15/32	$ 4,630,629
16,860,000	T-Mobile USA, Inc., 5.05%, 7/15/33	17,281,382
4,265,000	T-Mobile USA, Inc., 5.20%, 1/15/33	4,419,640
3,850,000	T-Mobile USA, Inc., 5.75%, 1/15/34	4,134,439
	Total Telecommunications	$30,466,090

	Trucking & Leasing — 0.3%
2,897,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 2,898,042
8,305,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	8,589,831
1,345,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	1,415,704
	Total Trucking & Leasing	$12,903,577

	Total Corporate Bonds (Cost $1,797,969,448)	$1,782,467,987

	Insurance-Linked Securities — 3.6% of Net Assets#
	Event Linked Bonds — 1.6%
	Earthquakes – California — 0.0%†
1,000,000(a)	Phoenician Re, 7.444%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 1,000,000
	Earthquakes – U.S. — 0.0%†
750,000(a)	Ursa Re, 10.102%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 764,550
500,000(a)	Veraison Re, 11.516%, (1 Month U.S. Treasury Bill + 691 bps), 3/9/26 (144A)	521,900
		$1,286,450

	Flood – U.S. — 0.1%
2,000,000(a)	FloodSmart Re, 16.376%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 2,046,000
1,500,000(a)	FloodSmart Re, 18.602%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	1,576,650
		$3,622,650

	Health – U.S. — 0.2%
2,250,000(a)	Vitality Re XIII, 6.546%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 2,236,950
Pioneer Bond Fund | 9/30/2428

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Health – U.S. — (continued)
6,000,000(a)	Vitality Re XIV, 8.046%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	$ 6,085,800
750,000(a)	Vitality Re XIV, 9.102%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	764,700
		$9,087,450

	Multiperil – U.S. — 0.6%
1,250,000(a)	Aquila Re, 10.102%, (3 Month U.S. Treasury Bill + 550 bps), 6/7/27 (144A)	$ 1,271,125
500,000(a)	Four Lakes Re, 8.936%, (3 Month U.S. Treasury Bill + 439 bps), 1/7/25 (144A)	502,550
750,000(a)	Four Lakes Re, 10.296%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	764,475
3,000,000(a)	Four Lakes Re, 11.006%, (3 Month U.S. Treasury Bill + 646 bps), 1/7/26 (144A)	3,087,900
500,000(a)	Herbie Re, 14.322%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	502,400
3,500,000(a)	High Point Re, 10.296%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	3,580,500
2,000,000(a)	Matterhorn Re, 10.119%, (SOFR + 525 bps), 3/24/25 (144A)	2,026,200
1,000,000(a)	Matterhorn Re, 12.619%, (SOFR + 775 bps), 3/24/25 (144A)	1,017,400
1,000,000(a)	Merna Re II, 11.852%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	1,025,179
2,000,000(a)	Merna Re II, 13.102%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	2,093,630
1,500,000(a)	Mystic Re, 16.546%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	1,548,000
3,400,000(a)	Mystic Re IV, 13.716%, (3 Month U.S. Treasury Bill + 917 bps), 1/8/26 (144A)	3,565,920
1,000,000(a)	Residential Re, 10.522%, (3 Month U.S. Treasury Bill + 592 bps), 12/6/27 (144A)	1,030,600
1,750,000(a)	Residential Re, 12.236%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	1,818,950
2,500,000(a)	Residential Re, 13.022%, (1 Month U.S. Treasury Bill + 842 bps), 12/6/27 (144A)	2,548,250
1,000,000(a)	Sanders Re, 10.352%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	1,036,500
29Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
2,750,000(a)	Sanders Re II, 7.602%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	$ 2,770,900
1,000,000(a)	Sanders Re III, 10.816%, (3 Month U.S. Treasury Bill + 627 bps), 4/7/27 (144A)	1,054,200
		$31,244,679

	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Atlas Re, 17.483%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 815,325
250,000(a)	Easton Re, 12.046%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	251,250
750,000(a)	Galileo Re, 11.546%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	768,450
1,250,000(a)	Galileo Re, 11.546%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	1,288,250
250,000(a)	Matterhorn Re, 10.679%, (SOFR + 575 bps), 12/8/25 (144A)	240,275
1,000,000(a)	Mona Lisa Re, 17.102%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	1,054,400
750,000(a)	Northshore Re II, 12.546%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	776,250
		$5,194,200

	Multiperil – U.S. Regional — 0.2%
850,000(a)	Aquila Re, 12.872%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	$ 897,940
1,000,000(a)	Kilimanjaro III Re, 10.452%, (3 Month U.S. Treasury Bill + 585 bps), 6/25/25 (144A)	1,022,800
1,000,000(a)	Locke Tavern Re, 9.384%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	1,030,500
3,500,000(a)	Long Point Re IV, 8.852%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	3,556,000
768,006(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	614,404
		$7,121,644

	Multiperil – Worldwide — 0.1%
2,000,000(a)	Atlas Capital, 12.678%, (SOFR + 772 bps), 6/5/26 (144A)	$ 2,042,200
Pioneer Bond Fund | 9/30/2430

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
750,000(a)	Cat Re 2001, 17.102%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	$ 748,725
1,000,000(a)	Kendall Re, 10.852%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	1,037,100
		$3,828,025

	Windstorm – Florida — 0.0%†
750,000(a)	Integrity Re, 11.432%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 75,000
250,000(a)	Marlon Re, 11.602%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	252,425
1,000,000(a)	Merna Re II, 13.352%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	1,043,432
		$1,370,857

	Windstorm – Massachusetts — 0.0%†
1,000,000(a)	Mayflower Re, 4.50%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 1,032,200
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 17.101%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 252,225
250,000(a)	International Bank for Reconstruction & Development, 18.569%, (SOFR + 1,372 bps), 4/24/28 (144A)	261,850
		$514,075

	Windstorm – North Carolina — 0.1%
1,000,000(a)	Blue Ridge Re, 9.852%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 1,022,500
1,750,000(a)	Blue Ridge Re, 12.602%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	1,800,400
		$2,822,900

	Windstorm – Texas — 0.0%†
500,000(a)	Alamo Re, 6.00%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 516,200
250,000(a)	Alamo Re, 12.296%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	258,700
		$774,900

	Windstorm – U.S. — 0.1%
1,250,000(a)	Alamo Re, 12.994%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 1,306,500
31Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
250,000(a)	Bonanza Re, 10.166%, (3 Month U.S. Treasury Bill + 562 bps), 3/16/25 (144A)	$ 248,250
300,000(a)	Bonanza Re, 12.996%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	311,280
1,100,000(a)	Cape Lookout Re, 13.022%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,147,850
700,000(a)	Gateway Re, 18.562%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	755,580
250,000(a)	Gateway Re II, 13.502%, (3 Month U.S. Treasury Bill + 890 bps), 4/27/26 (144A)	266,425
3,000,000(a)	Queen Street Re, 12.102%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	3,084,600
		$7,120,485

	Windstorm – U.S. Multistate — 0.0%†
500,000(a)	Gateway Re, 4.602%, (1 Month U.S. Treasury Bill + 0 bps), 12/23/24 (144A)	$ 494,350
250,000(a)	Gateway Re, 10.102%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	257,150
		$751,500

	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Commonwealth Re, 8.365%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	$ 1,020,900
	Winterstorm – Florida — 0.1%
1,500,000(a)	Integrity Re, 17.406%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 1,602,300
1,000,000(a)	Lightning Re, 15.602%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	1,062,700
		$2,665,000

	Total Event Linked Bonds	$80,457,915

Face Amount USD ($)
	Collateralized Reinsurance — 0.7%
	Multiperil – Massachusetts — 0.0%†
500,000(i)(j)+	Portsalon Re 2022, 5/31/28	$ 458,460
	Multiperil – U.S. — 0.3%
1,750,000(i)(j)+	Ballybunion Re 2022, 12/31/27	$ —
1,000,000(i)(j)+	Cheltenham-PI0051 Re 2024, 5/31/30	881,073
Pioneer Bond Fund | 9/30/2432

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – U.S. — (continued)
10,544,293(i)(j)+	Emetteur Non Renseigne-PI0047 2024-1, 12/31/29	$ 11,295,810
250,000(i)(j)+	Mangrove Risk Solutions, 5/10/25 (144A)	234,900
		$12,411,783

	Multiperil – Worldwide — 0.2%
6,000,000(i)(j)+	Gamboge Re, 3/31/30	$ 5,755,612
1,000,000(i)(j)+	Merion Re 2024-1, 12/31/29	995,238
250,000(i)(j)+	Old Head Re 2022, 12/31/27	125,000
250,000(i)(j)+	Old Head Re 2024, 12/31/29	242,255
1,000,000(i)(j)+	Pine Valley Re 2024, 12/31/28	959,760
350,000(i)(j)+	Walton Health Re 2019, 6/30/25	63,110
2,500,000(i)(j)+	Walton Health Re 2022, 12/15/27	364,384
		$8,505,359

	Windstorm – North Carolina — 0.1%
2,000,000(i)(j)+	Mangrove Risk Solutions, 4/30/30	$ 1,990,600
500,000(i)(j)+	Mangrove Risk Solutions, 4/30/30	497,750
250,000(i)(j)+	Mangrove Risk Solutions, 4/30/30	249,000
		$2,737,350

	Windstorm – U.S. — 0.1%
3,000,000(i)(j)+	Aberystwyth-PI0049, 11/30/27	$ 2,831,669
4,000,000(i)(j)+	PI0048 Re 2024, 11/30/27	3,806,508
		$6,638,177

	Windstorm – U.S. Regional — 0.0%†
7,255,240(i)(j)+	Oakmont Re 2020, 3/31/27	$ —
2,000,000(i)(j)+	Oakmont Re 2024, 4/1/30	1,966,065
		$1,966,065

	Total Collateralized Reinsurance	$32,717,194

	Reinsurance Sidecars — 1.3%
	Multiperil – U.S. — 0.0%†
2,000,000(i)(k)+	Harambee Re 2018, 12/31/24	$ 8,600
5,000,000(i)(k)+	Harambee Re 2019, 12/31/24	—
4,000,000(i)(k)+	Harambee Re 2020, 12/31/24	—
		$8,600

	Multiperil – Worldwide — 1.3%
225,450(i)(k)+	Alturas Re 2020-3, 9/30/25	$ —
213,682(i)(k)+	Alturas Re 2021-3, 7/31/25	9,039
3,497,182(i)(k)+	Alturas Re 2022-2, 12/31/27	223,120
2,000,000(i)(j)+	Banbury Re-PI0050, 3/31/30	2,076,528
6,000,000(i)(j)+	Bantry Re 2024, 12/31/29	6,727,332
33Pioneer Bond Fund | 9/30/24

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
3,000,000(i)(j)+	Berwick Re 2020-1, 12/31/24	$ 21,527
3,000,000(i)(j)+	Berwick Re 2024-1, 12/31/29	3,320,619
5,000,000(j)+	Eccleston Re 2023, 11/30/28	315,739
624,097(i)(j)+	Eden Re II, 3/21/25 (144A)	31,267
1,040,000(i)(j)+	Eden Re II, 3/20/26 (144A)	80,423
36,000(i)(j)+	Eden Re II, 3/19/27 (144A)	196,753
3,500,000(i)(j)+	Eden Re II, 3/17/28 (144A)	4,216,100
1,250,000(i)(j)+	Gleneagles Re 2021, 12/31/24	125
1,250,000(i)(j)+	Gleneagles Re 2022, 12/31/27	375,000
6,250,000(i)(j)+	Gullane Re 2024, 12/31/29	6,500,000
2,993,180(i)(k)+	Lorenz Re 2019, 6/30/25	24,544
9,000,000(i)(j)+	Merion Re 2021-2, 12/31/24	540,000
6,551,154(i)(j)+	Merion Re 2022-2, 12/31/27	6,211,224
3,000,000(i)(j)+	Pangaea Re 2024-1, 12/31/29	3,320,311
3,000,000(i)(j)+	Pangaea Re 2024-3, 7/1/28	3,144,916
1,250,000(i)(j)+	Phoenix 3 Re 2023-3, 1/4/27	1,434,125
10,858(i)(j)+	Sector Re V, 12/1/27 (144A)	259,386
5,000,000(i)(j)+	Sector Re V, 12/1/28 (144A)	6,599,057
4,600,000(i)(j)+	Sector Re V, 12/1/28 (144A)	6,071,132
3,609,700(i)(j)+	Sussex Re 2020-1, 12/31/24	4,693
1,250,000(j)+	Sussex Re 2021-1, 12/31/24	—
6,000,000(i)(k)+	Thopas Re 2020, 12/31/24	1,200
7,000,000(i)(k)+	Thopas Re 2021, 12/31/24	72,800
4,000,000(k)+	Thopas Re 2022, 12/31/27	—
4,256,392(i)(k)+	Thopas Re 2023, 12/31/28	—
4,256,392(i)(k)+	Thopas Re 2024, 12/31/29	5,264,306
4,228,426(k)+	Torricelli Re 2021, 7/31/25	21,142
4,500,000(k)+	Torricelli Re 2022, 6/30/28	4,050
4,500,000(i)(k)+	Torricelli Re 2023, 6/30/29	59,850
4,250,000(i)(j)+	Torricelli Re 2024, 6/30/30	4,595,997
1,000,000(i)(k)+	Viribus Re 2018, 12/31/24	—
3,650,000(i)(k)+	Viribus Re 2019, 12/31/24	—
4,139,570(i)(k)+	Viribus Re 2020, 12/31/24	140,331
3,000,000(i)(k)+	Viribus Re 2022, 12/31/27	—
2,000,000(i)(k)+	Viribus Re 2023, 12/31/28	441,600
Pioneer Bond Fund | 9/30/2434

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
333,333(i)(k)+	Viribus Re 2024, 12/31/29	$ 445,400
4,979,452(i)(j)+	Woburn Re 2019, 12/31/24	685,428
		$63,435,064

	Total Reinsurance Sidecars	$63,443,664

	Total Insurance-Linked Securities (Cost $166,034,880)	$176,618,773

Principal Amount USD ($)
	Foreign Government Bond — 0.4% of Net Assets
	United Arab Emirates — 0.4%
17,015,000	UAE International Government Bond, 4.857%, 7/2/34 (144A)	$ 17,731,655
	Total United Arab Emirates	$17,731,655

	Total Foreign Government Bond (Cost $17,015,000)	$17,731,655

	U.S. Government and Agency Obligations — 36.1% of Net Assets
44,923,082	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 37,738,135
281,481	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	245,447
376,883	Federal Home Loan Mortgage Corp., 2.000%, 1/1/52	316,117
485,739	Federal Home Loan Mortgage Corp., 2.000%, 1/1/52	402,007
3,457,924	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	2,866,810
882,348	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	741,285
313,647	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	263,585
4,322,878	Federal Home Loan Mortgage Corp., 2.000%, 5/1/52	3,636,915
1,732,168	Federal Home Loan Mortgage Corp., 2.500%, 1/1/51	1,518,663
1,960,239	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	1,728,536
29,933,386	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	26,150,462
4,668,010	Federal Home Loan Mortgage Corp., 2.500%, 5/1/52	4,091,055
12,701,399	Federal Home Loan Mortgage Corp., 2.500%, 6/1/52	10,974,162
397,438	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	389,307
443,863	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	412,827
2,218,452	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	2,061,944
2,605,379	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	2,398,839
35Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
38,230	Federal Home Loan Mortgage Corp., 3.000%, 10/1/48	$ 35,010
1,089,938	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	998,924
877,240	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	805,554
578,010	Federal Home Loan Mortgage Corp., 3.000%, 8/1/51	524,567
1,073,551	Federal Home Loan Mortgage Corp., 3.000%, 9/1/51	963,642
39,764,872	Federal Home Loan Mortgage Corp., 3.000%, 4/1/52	35,738,653
761,913	Federal Home Loan Mortgage Corp., 3.000%, 5/1/52	685,688
2,834,564	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	2,592,109
1,634,190	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	1,468,156
4,218,827	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	3,852,836
88,835	Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	84,934
1,994,913	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	1,914,003
10,113,290	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	9,613,092
2,933,569	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	2,786,304
45,079	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	42,295
3,072,490	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,886,384
256,305	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	239,614
2,680,394	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,527,427
8,016,943	Federal Home Loan Mortgage Corp., 3.500%, 7/1/52	7,476,601
1,032,322	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,020,729
12,606	Federal Home Loan Mortgage Corp., 4.000%, 11/1/42	12,401
2,823,066	Federal Home Loan Mortgage Corp., 4.000%, 5/1/44	2,797,464
418,528	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	407,158
322,511	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	313,221
197,786	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	190,681
178,914	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	171,986
189,706	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	182,453
35,692	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	35,990
4,352	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	4,483
161,778	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	166,285
1,476,496	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,489,843
1,071,429	Federal Home Loan Mortgage Corp., 5.000%, 9/1/52	1,071,317
452,814	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	453,030
36,245	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	36,256
475,225	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	476,415
230,147	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	230,499
Pioneer Bond Fund | 9/30/2436

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,053	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	$ 2,079
42,166	Federal Home Loan Mortgage Corp., 5.500%, 8/1/35	43,716
32,605	Federal Home Loan Mortgage Corp., 5.500%, 1/1/39	33,648
293,779	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	302,749
2,826,359	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	2,903,397
464,383	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	476,504
1,419,814	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	1,446,734
159,233	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	162,677
476,740	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	483,614
208,598	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	212,241
1,776,036	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,804,195
1,313,415	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	1,339,778
351,137	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	359,481
326,439	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	333,629
74,047,367	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	74,905,914
27,873	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	28,571
9,150	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	9,358
9,451	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	9,866
1,157	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	1,197
31,009	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	32,264
5,599	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	5,726
25,956	Federal Home Loan Mortgage Corp., 6.000%, 9/1/33	27,115
14,209	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	14,558
2,323	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	2,433
27,593	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	28,473
6,057	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	6,229
24,236	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	25,245
7,393	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	7,728
102,319	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	107,046
15,090	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	15,603
10,880	Federal Home Loan Mortgage Corp., 6.000%, 4/1/35	11,160
34,257	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	35,475
35,576	Federal Home Loan Mortgage Corp., 6.000%, 4/1/36	36,845
22,014	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	22,729
2,652	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	2,798
37Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,762	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	$ 8,141
17,967	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	18,932
20,345	Federal Home Loan Mortgage Corp., 6.000%, 7/1/38	21,176
865,493	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	899,138
554,779	Federal Home Loan Mortgage Corp., 6.000%, 2/1/53	568,960
443,475	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	464,025
370,153	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	383,006
271,751	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	285,109
163,374	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	167,581
217,934	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	223,038
295,380	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	304,839
1,343,918	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	1,389,479
391,435	Federal Home Loan Mortgage Corp., 6.000%, 5/1/53	403,526
1,280,336	Federal Home Loan Mortgage Corp., 6.000%, 6/1/53	1,326,267
499,951	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	512,145
637,561	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	656,965
184,814	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	194,416
135,971	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	140,435
738,664	Federal Home Loan Mortgage Corp., 6.000%, 9/1/53	767,985
1,846,537	Federal Home Loan Mortgage Corp., 6.000%, 10/1/53	1,919,471
99,016	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	103,936
87,916	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	91,139
396,408	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	407,307
99,495	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	101,976
99,485	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	102,664
94,772	Federal Home Loan Mortgage Corp., 6.000%, 5/1/54	96,861
199,768	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	206,881
399,134	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	409,988
1,009,447	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,036,901
488,848	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	507,050
499,257	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	514,475
23,389,389	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	23,912,012
7,123,211	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	7,313,334
6,647,657	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	6,829,994
114	Federal Home Loan Mortgage Corp., 6.500%, 11/1/30	119
108	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	112
1,513	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	1,589
Pioneer Bond Fund | 9/30/2438

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,039	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	$ 3,176
160	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	166
2,701	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	2,827
25	Federal Home Loan Mortgage Corp., 6.500%, 1/1/33	25
10,512	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	11,042
374,204	Federal Home Loan Mortgage Corp., 6.500%, 1/1/43	385,735
1,036,943	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	1,084,181
7,077,657	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	7,507,219
321,546	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	336,488
257,230	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	268,117
550,814	Federal Home Loan Mortgage Corp., 6.500%, 7/1/53	579,200
2,600,047	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	2,718,423
640,601	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	663,254
612,728	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	635,282
921,938	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	973,666
496,080	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	524,955
9,027,175	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	9,318,100
173,380	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	179,722
262,737	Federal Home Loan Mortgage Corp., 6.500%, 12/1/53	272,969
97,961	Federal Home Loan Mortgage Corp., 6.500%, 1/1/54	101,375
248,952	Federal Home Loan Mortgage Corp., 6.500%, 2/1/54	259,504
198,693	Federal Home Loan Mortgage Corp., 6.500%, 2/1/54	205,668
16,876	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	17,614
98,337	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	103,042
298,126	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	314,476
166,749	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	173,069
99,542	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	103,240
198,742	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	207,529
99,549	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	104,194
368,061	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	381,149
99,281	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	103,307
357,609	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	378,936
99,320	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	103,876
199,067	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	206,336
98,466	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	102,777
197,711	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	208,626
298,124	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	313,127
39Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,586	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	$ 103,916
382,521	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	399,669
269,150	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	282,135
99,118	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	102,508
99,311	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	105,124
99,473	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	104,036
189,793	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	197,490
192,648	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	200,183
98,915	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	105,242
99,621	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	103,783
95,988	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	99,401
26,415,836	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	27,231,576
394,257	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	411,149
285,480	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	298,943
99,706	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	104,819
425,271	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	443,764
478,171	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	498,888
537,315	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	559,761
996,610	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	1,035,138
342,257	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	356,879
455,818	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	471,591
404,317	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	423,084
206,446	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	216,785
199,231	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	209,549
212,006	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	223,763
2,103,052	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	2,177,803
1,992,745	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	2,065,766
3,632,587	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	3,748,834
2,703,455	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	2,798,061
1,579,853	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	1,643,100
555,863	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	576,158
564,294	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	590,366
694,214	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	718,932
978,778	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	1,021,340
1,199,107	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	1,242,608
599,383	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	625,062
669,614	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	693,906
2,012,349	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	2,092,728
299,038	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	312,420
483,643	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	500,524
299,775	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	315,695
Pioneer Bond Fund | 9/30/2440

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,762,857	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	$ 2,865,619
734	Federal Home Loan Mortgage Corp., 7.000%, 11/1/30	765
97,615	Federal Home Loan Mortgage Corp., 7.000%, 3/1/54	104,322
76,560	Federal Home Loan Mortgage Corp., 7.000%, 4/1/54	80,303
299,015	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	311,855
479,903	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	504,095
692,709	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	724,930
353,259	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	370,902
152,652	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	159,599
449,021	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	477,485
528,023	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	559,807
651,126	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	683,218
677,148	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	712,735
869,175	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	909,605
450,778	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	472,118
1,172,068	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	1,225,405
419,398	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	438,056
593,502	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	624,269
342,068	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	359,922
3,240,837	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	3,380,700
829,087	Federal Home Loan Mortgage Corp., 7.000%, 9/1/54	861,592
54,887,543	Federal National Mortgage Association, 1.500%, 3/1/42	46,115,729
2,000,000	Federal National Mortgage Association, 2.000%, 10/15/39 (TBA)	1,829,507
18,354,942	Federal National Mortgage Association, 2.000%, 12/1/41	15,965,155
3,898,699	Federal National Mortgage Association, 2.000%, 2/1/42	3,389,247
953,615	Federal National Mortgage Association, 2.000%, 2/1/42	829,304
351,937	Federal National Mortgage Association, 2.000%, 2/1/42	305,900
834,064	Federal National Mortgage Association, 2.000%, 11/1/50	702,047
547,127	Federal National Mortgage Association, 2.000%, 1/1/51	465,131
9,619,933	Federal National Mortgage Association, 2.000%, 11/1/51	8,117,672
3,394,317	Federal National Mortgage Association, 2.000%, 11/1/51	2,855,079
41Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
10,319,684	Federal National Mortgage Association, 2.000%, 3/1/52	$ 8,559,623
386,373	Federal National Mortgage Association, 2.000%, 3/1/52	323,580
7,791,772	Federal National Mortgage Association, 2.000%, 3/1/52	6,455,430
5,158,322	Federal National Mortgage Association, 2.000%, 3/1/52	4,340,782
72,800,000	Federal National Mortgage Association, 2.000%, 10/15/54 (TBA)	60,173,669
286,969	Federal National Mortgage Association, 2.500%, 7/1/30	276,680
241,110	Federal National Mortgage Association, 2.500%, 7/1/30	232,559
439,727	Federal National Mortgage Association, 2.500%, 7/1/30	424,130
2,550,605	Federal National Mortgage Association, 2.500%, 4/1/42	2,309,971
95,701	Federal National Mortgage Association, 2.500%, 12/1/42	85,476
83,919	Federal National Mortgage Association, 2.500%, 12/1/42	74,960
86,207	Federal National Mortgage Association, 2.500%, 1/1/43	77,005
947,017	Federal National Mortgage Association, 2.500%, 2/1/43	845,890
35,298	Federal National Mortgage Association, 2.500%, 2/1/43	31,268
34,582	Federal National Mortgage Association, 2.500%, 2/1/43	31,324
109,501	Federal National Mortgage Association, 2.500%, 3/1/43	97,815
63,089	Federal National Mortgage Association, 2.500%, 4/1/43	56,508
92,019	Federal National Mortgage Association, 2.500%, 8/1/43	82,196
43,464	Federal National Mortgage Association, 2.500%, 12/1/43	38,825
94,251	Federal National Mortgage Association, 2.500%, 3/1/44	83,905
544,613	Federal National Mortgage Association, 2.500%, 4/1/45	485,111
Pioneer Bond Fund | 9/30/2442

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
527,378	Federal National Mortgage Association, 2.500%, 4/1/45	$ 469,748
204,632	Federal National Mortgage Association, 2.500%, 4/1/45	182,268
95,296	Federal National Mortgage Association, 2.500%, 4/1/45	84,883
174,113	Federal National Mortgage Association, 2.500%, 4/1/45	155,085
191,531	Federal National Mortgage Association, 2.500%, 4/1/45	171,084
57,909	Federal National Mortgage Association, 2.500%, 4/1/45	51,582
95,462	Federal National Mortgage Association, 2.500%, 4/1/45	85,029
19,430	Federal National Mortgage Association, 2.500%, 5/1/45	17,307
41,342	Federal National Mortgage Association, 2.500%, 7/1/45	36,825
40,731	Federal National Mortgage Association, 2.500%, 8/1/45	36,278
37,742	Federal National Mortgage Association, 2.500%, 1/1/46	33,457
1,744,228	Federal National Mortgage Association, 2.500%, 5/1/46	1,532,080
1,856,238	Federal National Mortgage Association, 2.500%, 6/1/46	1,643,698
5,598,283	Federal National Mortgage Association, 2.500%, 3/1/47	4,940,171
11,411,398	Federal National Mortgage Association, 2.500%, 8/1/50	10,099,878
486,129	Federal National Mortgage Association, 2.500%, 9/1/50	431,756
268,682	Federal National Mortgage Association, 2.500%, 10/1/50	238,633
32,372,472	Federal National Mortgage Association, 2.500%, 5/1/51	28,514,337
14,085,654	Federal National Mortgage Association, 2.500%, 5/1/51	12,419,145
619,965	Federal National Mortgage Association, 2.500%, 9/1/51	542,875
45,163,201	Federal National Mortgage Association, 2.500%, 11/1/51	39,815,436
43Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,093,218	Federal National Mortgage Association, 2.500%, 12/1/51	$ 5,339,950
1,401,026	Federal National Mortgage Association, 2.500%, 1/1/52	1,232,916
29,889,986	Federal National Mortgage Association, 2.500%, 1/1/52	26,156,118
1,621,497	Federal National Mortgage Association, 2.500%, 2/1/52	1,425,094
3,652,360	Federal National Mortgage Association, 2.500%, 4/1/52	3,209,167
3,594,270	Federal National Mortgage Association, 2.500%, 4/1/52	3,122,824
23,728,789	Federal National Mortgage Association, 2.500%, 4/1/52	20,501,132
2,311,609	Federal National Mortgage Association, 2.500%, 4/1/52	2,006,519
3,294,605	Federal National Mortgage Association, 2.500%, 4/1/52	2,912,822
39,000,000	Federal National Mortgage Association, 2.500%, 10/1/54 (TBA)	33,660,373
774,500	Federal National Mortgage Association, 3.000%, 10/1/30	755,488
277,715	Federal National Mortgage Association, 3.000%, 4/1/31	270,564
145,299	Federal National Mortgage Association, 3.000%, 6/1/40	137,649
272,576	Federal National Mortgage Association, 3.000%, 8/1/45	252,051
1,460,757	Federal National Mortgage Association, 3.000%, 2/1/47	1,355,375
1,624,729	Federal National Mortgage Association, 3.000%, 4/1/47	1,499,363
1,096,577	Federal National Mortgage Association, 3.000%, 12/1/47	1,011,765
29,828,231	Federal National Mortgage Association, 3.000%, 2/1/51	27,281,089
970,851	Federal National Mortgage Association, 3.000%, 4/1/51	887,080
6,417,324	Federal National Mortgage Association, 3.000%, 11/1/51	5,850,159
13,447,390	Federal National Mortgage Association, 3.000%, 1/1/52	12,266,204
Pioneer Bond Fund | 9/30/2444

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
18,136,786	Federal National Mortgage Association, 3.000%, 3/1/52	$ 16,573,053
7,088,707	Federal National Mortgage Association, 3.000%, 3/1/52	6,371,543
64,898,853	Federal National Mortgage Association, 3.000%, 6/1/52	58,293,856
2,702,541	Federal National Mortgage Association, 3.000%, 6/1/52	2,429,628
5,003,587	Federal National Mortgage Association, 3.000%, 2/1/57	4,316,590
558,191	Federal National Mortgage Association, 3.500%, 6/1/28	551,516
199,124	Federal National Mortgage Association, 3.500%, 10/1/41	190,618
1,188,051	Federal National Mortgage Association, 3.500%, 11/1/41	1,156,460
97,270	Federal National Mortgage Association, 3.500%, 10/1/42	93,039
141,670	Federal National Mortgage Association, 3.500%, 12/1/42	135,621
157,404	Federal National Mortgage Association, 3.500%, 12/1/42	150,520
1,108,088	Federal National Mortgage Association, 3.500%, 9/1/45	1,045,638
144,837	Federal National Mortgage Association, 3.500%, 10/1/45	138,295
32,090	Federal National Mortgage Association, 3.500%, 2/1/47	30,521
41,292	Federal National Mortgage Association, 3.500%, 7/1/47	39,504
38,950	Federal National Mortgage Association, 3.500%, 10/1/47	36,659
204,235	Federal National Mortgage Association, 3.500%, 12/1/47	195,484
3,302,362	Federal National Mortgage Association, 3.500%, 1/1/48	3,135,664
27,878	Federal National Mortgage Association, 3.500%, 2/1/49	26,410
918,828	Federal National Mortgage Association, 3.500%, 5/1/49	882,073
624,626	Federal National Mortgage Association, 3.500%, 5/1/49	598,637
45Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
16,226	Federal National Mortgage Association, 3.500%, 7/1/49	$ 15,352
390,268	Federal National Mortgage Association, 3.500%, 3/1/52	368,223
1,035,233	Federal National Mortgage Association, 3.500%, 3/1/52	970,778
689,145	Federal National Mortgage Association, 3.500%, 4/1/52	644,813
3,023,339	Federal National Mortgage Association, 3.500%, 4/1/52	2,830,914
1,803,216	Federal National Mortgage Association, 3.500%, 4/1/52	1,699,856
5,135,296	Federal National Mortgage Association, 3.500%, 5/1/52	4,824,377
417,856	Federal National Mortgage Association, 3.500%, 6/1/52	392,549
549,354	Federal National Mortgage Association, 3.500%, 6/1/52	512,260
5,544,241	Federal National Mortgage Association, 3.500%, 6/1/52	5,166,305
45,000,000	Federal National Mortgage Association, 3.500%, 10/1/54 (TBA)	41,902,536
291,361	Federal National Mortgage Association, 3.500%, 8/1/58	270,594
561	Federal National Mortgage Association, 4.000%, 10/1/25	557
56,944	Federal National Mortgage Association, 4.000%, 11/1/34	56,762
538,998	Federal National Mortgage Association, 4.000%, 4/1/39	532,951
2,134,883	Federal National Mortgage Association, 4.000%, 10/1/40	2,110,906
366,151	Federal National Mortgage Association, 4.000%, 12/1/40	362,038
77,716	Federal National Mortgage Association, 4.000%, 7/1/42	76,459
2,152,199	Federal National Mortgage Association, 4.000%, 4/1/44	2,127,143
33,974	Federal National Mortgage Association, 4.000%, 6/1/45	33,666
186,989	Federal National Mortgage Association, 4.000%, 7/1/45	182,862
Pioneer Bond Fund | 9/30/2446

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
49,195	Federal National Mortgage Association, 4.000%, 5/1/51	$ 47,437
6,798,977	Federal National Mortgage Association, 4.000%, 7/1/51	6,569,643
151,514	Federal National Mortgage Association, 4.000%, 8/1/51	145,986
2,182,153	Federal National Mortgage Association, 4.000%, 9/1/51	2,117,443
196,307	Federal National Mortgage Association, 4.000%, 6/1/52	188,687
7,397,175	Federal National Mortgage Association, 4.000%, 10/1/52	7,106,016
36,552	Federal National Mortgage Association, 4.500%, 10/1/35	36,833
93,400	Federal National Mortgage Association, 4.500%, 8/1/40	94,179
85,626	Federal National Mortgage Association, 4.500%, 2/1/41	86,606
3,868,016	Federal National Mortgage Association, 4.500%, 9/1/43	3,912,233
2,599,047	Federal National Mortgage Association, 4.500%, 1/1/44	2,628,788
144,646	Federal National Mortgage Association, 4.500%, 1/1/47	145,052
53,051	Federal National Mortgage Association, 4.500%, 2/1/47	53,200
18,000,000	Federal National Mortgage Association, 4.500%, 10/1/54 (TBA)	17,694,487
23,125	Federal National Mortgage Association, 5.000%, 7/1/34	23,096
39,524	Federal National Mortgage Association, 5.000%, 10/1/34	39,797
161,374	Federal National Mortgage Association, 5.000%, 2/1/39	165,473
3,813,577	Federal National Mortgage Association, 5.000%, 12/1/44	3,928,638
417,791	Federal National Mortgage Association, 5.000%, 9/1/49	429,898
5,422,955	Federal National Mortgage Association, 5.000%, 8/1/52	5,432,061
3,562,523	Federal National Mortgage Association, 5.000%, 11/1/52	3,567,955
47Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
418,274	Federal National Mortgage Association, 5.000%, 2/1/53	$ 419,224
617,679	Federal National Mortgage Association, 5.000%, 2/1/53	619,559
862,817	Federal National Mortgage Association, 5.000%, 2/1/53	864,585
1,399,082	Federal National Mortgage Association, 5.000%, 4/1/53	1,401,216
414,881	Federal National Mortgage Association, 5.000%, 4/1/53	415,739
608,163	Federal National Mortgage Association, 5.000%, 4/1/53	608,687
19,000,000	Federal National Mortgage Association, 5.000%, 10/1/54 (TBA)	18,987,383
3,824	Federal National Mortgage Association, 5.500%, 6/1/33	3,906
19,730	Federal National Mortgage Association, 5.500%, 7/1/33	20,504
126,204	Federal National Mortgage Association, 5.500%, 7/1/34	130,144
5,106	Federal National Mortgage Association, 5.500%, 10/1/35	5,265
33,615	Federal National Mortgage Association, 5.500%, 3/1/36	34,000
30,651	Federal National Mortgage Association, 5.500%, 5/1/36	31,635
41,447	Federal National Mortgage Association, 5.500%, 6/1/36	42,945
14,727,311	Federal National Mortgage Association, 5.500%, 7/1/39	15,035,128
726,038	Federal National Mortgage Association, 5.500%, 5/1/49	745,008
2,417,917	Federal National Mortgage Association, 5.500%, 4/1/50	2,482,331
5,444,963	Federal National Mortgage Association, 5.500%, 4/1/50	5,592,256
1,238,488	Federal National Mortgage Association, 5.500%, 11/1/52	1,255,774
2,226,151	Federal National Mortgage Association, 5.500%, 2/1/53	2,256,418
2,099,900	Federal National Mortgage Association, 5.500%, 4/1/53	2,131,867
Pioneer Bond Fund | 9/30/2448

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,738,460	Federal National Mortgage Association, 5.500%, 4/1/53	$ 1,764,926
323,319	Federal National Mortgage Association, 5.500%, 4/1/53	330,623
1,001,083	Federal National Mortgage Association, 5.500%, 4/1/53	1,014,128
1,377,354	Federal National Mortgage Association, 5.500%, 4/1/53	1,414,292
575,806	Federal National Mortgage Association, 5.500%, 4/1/53	583,275
1,250,221	Federal National Mortgage Association, 5.500%, 7/1/53	1,274,812
891,306	Federal National Mortgage Association, 5.500%, 7/1/53	904,545
293,586	Federal National Mortgage Association, 5.500%, 8/1/53	301,956
19,584,583	Federal National Mortgage Association, 5.500%, 9/1/53	19,819,349
3,866,657	Federal National Mortgage Association, 5.500%, 9/1/53	3,914,571
652,462	Federal National Mortgage Association, 5.500%, 10/1/53	668,301
5,441	Federal National Mortgage Association, 5.720%, 11/1/28	5,416
9,253	Federal National Mortgage Association, 5.720%, 6/1/29	9,218
16,378	Federal National Mortgage Association, 5.900%, 4/1/28	16,319
145	Federal National Mortgage Association, 6.000%, 9/1/29	150
204	Federal National Mortgage Association, 6.000%, 1/1/32	209
3,262	Federal National Mortgage Association, 6.000%, 2/1/32	3,413
1,288	Federal National Mortgage Association, 6.000%, 3/1/32	1,343
765	Federal National Mortgage Association, 6.000%, 8/1/32	800
120	Federal National Mortgage Association, 6.000%, 9/1/32	126
10,058	Federal National Mortgage Association, 6.000%, 10/1/32	10,482
49Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,089	Federal National Mortgage Association, 6.000%, 2/1/33	$ 3,158
16,286	Federal National Mortgage Association, 6.000%, 3/1/33	16,927
16,779	Federal National Mortgage Association, 6.000%, 4/1/33	17,303
35,237	Federal National Mortgage Association, 6.000%, 7/1/33	36,003
8,563	Federal National Mortgage Association, 6.000%, 11/1/33	8,817
29,132	Federal National Mortgage Association, 6.000%, 8/1/34	30,408
2,924	Federal National Mortgage Association, 6.000%, 9/1/34	3,006
7,698	Federal National Mortgage Association, 6.000%, 9/1/34	8,040
18,931	Federal National Mortgage Association, 6.000%, 9/1/34	19,460
877	Federal National Mortgage Association, 6.000%, 9/1/34	906
2,730	Federal National Mortgage Association, 6.000%, 10/1/34	2,858
2,951	Federal National Mortgage Association, 6.000%, 11/1/34	3,089
29,164	Federal National Mortgage Association, 6.000%, 11/1/34	30,127
956	Federal National Mortgage Association, 6.000%, 2/1/35	1,002
2,121	Federal National Mortgage Association, 6.000%, 2/1/35	2,231
42,364	Federal National Mortgage Association, 6.000%, 4/1/35	44,590
3,379	Federal National Mortgage Association, 6.000%, 5/1/35	3,453
63,259	Federal National Mortgage Association, 6.000%, 10/1/35	65,438
31,154	Federal National Mortgage Association, 6.000%, 12/1/35	32,258
6,779	Federal National Mortgage Association, 6.000%, 12/1/37	7,132
53,476	Federal National Mortgage Association, 6.000%, 6/1/38	56,097
Pioneer Bond Fund | 9/30/2450

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,301	Federal National Mortgage Association, 6.000%, 7/1/38	$ 6,473
2,355,657	Federal National Mortgage Association, 6.000%, 1/1/53	2,466,595
751,383	Federal National Mortgage Association, 6.000%, 1/1/53	781,123
762,742	Federal National Mortgage Association, 6.000%, 2/1/53	783,712
277,060	Federal National Mortgage Association, 6.000%, 2/1/53	289,874
233,302	Federal National Mortgage Association, 6.000%, 3/1/53	240,384
284,266	Federal National Mortgage Association, 6.000%, 3/1/53	293,909
557,802	Federal National Mortgage Association, 6.000%, 4/1/53	570,808
918,561	Federal National Mortgage Association, 6.000%, 4/1/53	941,623
3,081,775	Federal National Mortgage Association, 6.000%, 5/1/53	3,227,296
2,751,834	Federal National Mortgage Association, 6.000%, 5/1/53	2,878,941
250,886	Federal National Mortgage Association, 6.000%, 6/1/53	260,501
255,307	Federal National Mortgage Association, 6.000%, 6/1/53	263,585
286,035	Federal National Mortgage Association, 6.000%, 6/1/53	292,805
378,258	Federal National Mortgage Association, 6.000%, 6/1/53	388,032
337,532	Federal National Mortgage Association, 6.000%, 6/1/53	346,314
1,367,389	Federal National Mortgage Association, 6.000%, 6/1/53	1,433,114
921,863	Federal National Mortgage Association, 6.000%, 6/1/53	956,875
148,004	Federal National Mortgage Association, 6.000%, 7/1/53	152,721
3,130,375	Federal National Mortgage Association, 6.000%, 7/1/53	3,222,346
1,715,563	Federal National Mortgage Association, 6.000%, 7/1/53	1,806,555
51Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,539,768	Federal National Mortgage Association, 6.000%, 7/1/53	$ 2,672,263
1,475,968	Federal National Mortgage Association, 6.000%, 7/1/53	1,520,528
492,344	Federal National Mortgage Association, 6.000%, 7/1/53	510,014
971,557	Federal National Mortgage Association, 6.000%, 8/1/53	1,003,376
5,494,549	Federal National Mortgage Association, 6.000%, 8/1/53	5,680,868
24,740,877	Federal National Mortgage Association, 6.000%, 9/1/53	25,307,986
197,628	Federal National Mortgage Association, 6.000%, 9/1/53	205,339
462,596	Federal National Mortgage Association, 6.000%, 9/1/53	477,085
516,488	Federal National Mortgage Association, 6.000%, 10/1/53	538,020
1,133,808	Federal National Mortgage Association, 6.000%, 10/1/53	1,178,171
875,571	Federal National Mortgage Association, 6.000%, 10/1/53	909,200
2,322,307	Federal National Mortgage Association, 6.000%, 11/1/53	2,381,199
355,927	Federal National Mortgage Association, 6.000%, 2/1/54	376,540
298,223	Federal National Mortgage Association, 6.000%, 3/1/54	306,618
99,198	Federal National Mortgage Association, 6.000%, 3/1/54	103,210
198,950	Federal National Mortgage Association, 6.000%, 3/1/54	203,822
197,680	Federal National Mortgage Association, 6.000%, 4/1/54	203,572
399,248	Federal National Mortgage Association, 6.000%, 8/1/54	410,966
3,306,113	Federal National Mortgage Association, 6.000%, 8/1/54	3,386,633
599,486	Federal National Mortgage Association, 6.000%, 8/1/54	620,251
199,868	Federal National Mortgage Association, 6.000%, 9/1/54	207,722
Pioneer Bond Fund | 9/30/2452

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
200,000	Federal National Mortgage Association, 6.000%, 9/1/54	$ 206,570
3,156	Federal National Mortgage Association, 6.500%, 7/1/29	3,256
234	Federal National Mortgage Association, 6.500%, 4/1/31	241
881	Federal National Mortgage Association, 6.500%, 5/1/31	914
1,493	Federal National Mortgage Association, 6.500%, 9/1/31	1,539
1,119	Federal National Mortgage Association, 6.500%, 9/1/31	1,153
413	Federal National Mortgage Association, 6.500%, 10/1/31	426
28,569	Federal National Mortgage Association, 6.500%, 12/1/31	29,648
2,852	Federal National Mortgage Association, 6.500%, 2/1/32	2,969
7,979	Federal National Mortgage Association, 6.500%, 3/1/32	8,224
12,770	Federal National Mortgage Association, 6.500%, 7/1/32	13,164
9,424	Federal National Mortgage Association, 6.500%, 7/1/34	9,825
29,902	Federal National Mortgage Association, 6.500%, 11/1/37	31,547
8,279	Federal National Mortgage Association, 6.500%, 11/1/47	8,499
202,826	Federal National Mortgage Association, 6.500%, 2/1/53	211,916
1,786,168	Federal National Mortgage Association, 6.500%, 3/1/53	1,868,736
352,594	Federal National Mortgage Association, 6.500%, 3/1/53	369,508
1,454,975	Federal National Mortgage Association, 6.500%, 3/1/53	1,520,024
200,483	Federal National Mortgage Association, 6.500%, 4/1/53	209,075
307,190	Federal National Mortgage Association, 6.500%, 4/1/53	324,225
383,814	Federal National Mortgage Association, 6.500%, 4/1/53	400,313
53Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
149,705	Federal National Mortgage Association, 6.500%, 4/1/53	$ 154,984
473,766	Federal National Mortgage Association, 6.500%, 7/1/53	490,405
374,483	Federal National Mortgage Association, 6.500%, 7/1/53	390,864
2,221,513	Federal National Mortgage Association, 6.500%, 8/1/53	2,320,853
880,685	Federal National Mortgage Association, 6.500%, 8/1/53	920,780
298,442	Federal National Mortgage Association, 6.500%, 8/1/53	309,092
460,854	Federal National Mortgage Association, 6.500%, 8/1/53	476,728
636,962	Federal National Mortgage Association, 6.500%, 8/1/53	663,984
4,063,832	Federal National Mortgage Association, 6.500%, 9/1/53	4,245,490
835,282	Federal National Mortgage Association, 6.500%, 9/1/53	873,334
83,690	Federal National Mortgage Association, 6.500%, 10/1/53	87,352
183,848	Federal National Mortgage Association, 6.500%, 11/1/53	191,390
1,494,897	Federal National Mortgage Association, 6.500%, 12/1/53	1,544,151
99,449	Federal National Mortgage Association, 6.500%, 2/1/54	104,010
216,309	Federal National Mortgage Association, 6.500%, 2/1/54	225,768
397,422	Federal National Mortgage Association, 6.500%, 2/1/54	411,374
98,302	Federal National Mortgage Association, 6.500%, 3/1/54	102,042
298,306	Federal National Mortgage Association, 6.500%, 3/1/54	309,184
99,539	Federal National Mortgage Association, 6.500%, 3/1/54	103,093
167,563	Federal National Mortgage Association, 6.500%, 3/1/54	173,914
185,281	Federal National Mortgage Association, 6.500%, 3/1/54	193,370
Pioneer Bond Fund | 9/30/2454

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
198,786	Federal National Mortgage Association, 6.500%, 3/1/54	$ 206,299
99,181	Federal National Mortgage Association, 6.500%, 3/1/54	103,021
92,906	Federal National Mortgage Association, 6.500%, 3/1/54	96,451
99,535	Federal National Mortgage Association, 6.500%, 3/1/54	103,118
99,536	Federal National Mortgage Association, 6.500%, 3/1/54	104,639
99,527	Federal National Mortgage Association, 6.500%, 3/1/54	103,162
86,342	Federal National Mortgage Association, 6.500%, 3/1/54	90,302
99,230	Federal National Mortgage Association, 6.500%, 4/1/54	104,335
61,283	Federal National Mortgage Association, 6.500%, 4/1/54	63,934
85,895	Federal National Mortgage Association, 6.500%, 4/1/54	89,221
295,819	Federal National Mortgage Association, 6.500%, 4/1/54	307,027
99,505	Federal National Mortgage Association, 6.500%, 4/1/54	103,637
99,496	Federal National Mortgage Association, 6.500%, 4/1/54	103,981
99,584	Federal National Mortgage Association, 6.500%, 4/1/54	103,865
99,626	Federal National Mortgage Association, 6.500%, 4/1/54	103,200
99,274	Federal National Mortgage Association, 6.500%, 4/1/54	103,530
98,603	Federal National Mortgage Association, 6.500%, 4/1/54	103,501
35,225,527	Federal National Mortgage Association, 6.500%, 5/1/54	36,311,059
235,080	Federal National Mortgage Association, 6.500%, 5/1/54	246,880
1,094,544	Federal National Mortgage Association, 6.500%, 5/1/54	1,136,924
695,767	Federal National Mortgage Association, 6.500%, 5/1/54	722,069
55Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,567	Federal National Mortgage Association, 6.500%, 5/1/54	$ 103,416
2,212,201	Federal National Mortgage Association, 6.500%, 5/1/54	2,285,858
1,793,889	Federal National Mortgage Association, 6.500%, 5/1/54	1,857,880
195,125	Federal National Mortgage Association, 6.500%, 6/1/54	204,096
99,479	Federal National Mortgage Association, 6.500%, 6/1/54	103,805
205,976	Federal National Mortgage Association, 6.500%, 6/1/54	216,291
896,714	Federal National Mortgage Association, 6.500%, 6/1/54	930,340
262,013	Federal National Mortgage Association, 6.500%, 6/1/54	270,495
299,212	Federal National Mortgage Association, 6.500%, 6/1/54	312,351
1,240,413	Federal National Mortgage Association, 6.500%, 6/1/54	1,281,598
213,391	Federal National Mortgage Association, 6.500%, 7/1/54	222,396
2,035,172	Federal National Mortgage Association, 6.500%, 7/1/54	2,102,388
2,491,045	Federal National Mortgage Association, 6.500%, 7/1/54	2,571,293
1,916,797	Federal National Mortgage Association, 6.500%, 7/1/54	1,982,220
642,245	Federal National Mortgage Association, 6.500%, 7/1/54	664,471
360,914	Federal National Mortgage Association, 6.500%, 7/1/54	378,369
745,520	Federal National Mortgage Association, 6.500%, 7/1/54	770,247
554,381	Federal National Mortgage Association, 6.500%, 7/1/54	577,541
891,798	Federal National Mortgage Association, 6.500%, 7/1/54	926,274
1,041,843	Federal National Mortgage Association, 6.500%, 7/1/54	1,086,045
717,010	Federal National Mortgage Association, 6.500%, 8/1/54	748,496
Pioneer Bond Fund | 9/30/2456

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,551,219	Federal National Mortgage Association, 6.500%, 8/1/54	$ 2,633,405
2,397,022	Federal National Mortgage Association, 6.500%, 8/1/54	2,473,358
3,289,357	Federal National Mortgage Association, 6.500%, 8/1/54	3,414,414
3,250,531	Federal National Mortgage Association, 6.500%, 9/1/54	3,369,644
2,926,385	Federal National Mortgage Association, 6.500%, 9/1/54	3,050,543
2,409,817	Federal National Mortgage Association, 6.500%, 9/1/54	2,506,292
681,350	Federal National Mortgage Association, 6.500%, 9/1/54	706,547
2,081	Federal National Mortgage Association, 7.000%, 12/1/30	2,160
1,451	Federal National Mortgage Association, 7.000%, 4/1/31	1,511
2,294	Federal National Mortgage Association, 7.000%, 9/1/31	2,387
9,049	Federal National Mortgage Association, 7.000%, 12/1/31	9,393
5,032	Federal National Mortgage Association, 7.000%, 1/1/32	5,282
99,498	Federal National Mortgage Association, 7.000%, 4/1/54	104,026
185,524	Federal National Mortgage Association, 7.000%, 4/1/54	195,029
356,079	Federal National Mortgage Association, 7.000%, 7/1/54	371,170
491,373	Federal National Mortgage Association, 7.000%, 7/1/54	514,634
731,231	Federal National Mortgage Association, 7.000%, 7/1/54	764,507
891,286	Federal National Mortgage Association, 7.000%, 7/1/54	930,744
800,016	Federal National Mortgage Association, 7.000%, 7/1/54	837,229
641,258	Federal National Mortgage Association, 7.000%, 7/1/54	674,199
622,909	Federal National Mortgage Association, 7.000%, 7/1/54	653,610
57Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
399,734	Federal National Mortgage Association, 7.000%, 7/1/54	$ 417,517
299,798	Federal National Mortgage Association, 7.000%, 8/1/54	314,677
99,933	Federal National Mortgage Association, 7.000%, 8/1/54	104,478
674,802	Federal National Mortgage Association, 7.000%, 8/1/54	705,510
799,330	Federal National Mortgage Association, 7.000%, 8/1/54	836,511
640,533	Federal National Mortgage Association, 7.000%, 8/1/54	670,857
956,220	Federal National Mortgage Association, 7.000%, 8/1/54	1,005,342
1,213,646	Federal National Mortgage Association, 7.000%, 8/1/54	1,273,464
2,200,000	Government National Mortgage Association, 5.500%, 10/15/54 (TBA)	2,221,185
6,000,000	Government National Mortgage Association, 6.000%, 10/15/54 (TBA)	6,101,653
6,000,000	Government National Mortgage Association, 6.500%, 10/20/54 (TBA)	6,138,810
2,009,647	Government National Mortgage Association I, 3.500%, 11/15/41	1,940,644
1,368,982	Government National Mortgage Association I, 3.500%, 7/15/42	1,316,895
244,492	Government National Mortgage Association I, 3.500%, 10/15/42	235,221
1,482,735	Government National Mortgage Association I, 3.500%, 1/15/45	1,426,286
494,436	Government National Mortgage Association I, 3.500%, 8/15/46	473,774
5,695	Government National Mortgage Association I, 4.000%, 5/15/39	5,583
817	Government National Mortgage Association I, 4.000%, 6/15/39	808
1,327	Government National Mortgage Association I, 4.000%, 8/15/40	1,306
112,664	Government National Mortgage Association I, 4.000%, 8/15/40	111,464
1,507	Government National Mortgage Association I, 4.000%, 9/15/40	1,484
Pioneer Bond Fund | 9/30/2458

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,546	Government National Mortgage Association I, 4.000%, 10/15/40	$ 1,530
6,757	Government National Mortgage Association I, 4.000%, 11/15/40	6,619
13,508	Government National Mortgage Association I, 4.000%, 11/15/40	13,258
4,121	Government National Mortgage Association I, 4.000%, 1/15/41	4,057
15,415	Government National Mortgage Association I, 4.000%, 1/15/41	15,251
2,313	Government National Mortgage Association I, 4.000%, 2/15/41	2,289
22,168	Government National Mortgage Association I, 4.000%, 6/15/41	21,757
32,522	Government National Mortgage Association I, 4.000%, 7/15/41	32,016
80,421	Government National Mortgage Association I, 4.000%, 9/15/41	79,169
1,660	Government National Mortgage Association I, 4.000%, 10/15/41	1,626
4,465	Government National Mortgage Association I, 4.000%, 10/15/41	4,374
1,074	Government National Mortgage Association I, 4.000%, 11/15/41	1,052
901	Government National Mortgage Association I, 4.000%, 11/15/41	865
1,154	Government National Mortgage Association I, 4.000%, 12/15/41	1,133
10,274	Government National Mortgage Association I, 4.000%, 2/15/42	10,114
198,576	Government National Mortgage Association I, 4.000%, 8/15/43	195,482
3,157	Government National Mortgage Association I, 4.000%, 11/15/43	3,123
167,822	Government National Mortgage Association I, 4.000%, 3/15/44	165,206
623,184	Government National Mortgage Association I, 4.000%, 3/15/44	613,472
20,554	Government National Mortgage Association I, 4.000%, 3/15/44	20,268
2,714	Government National Mortgage Association I, 4.000%, 3/15/44	2,682
59Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
376,333	Government National Mortgage Association I, 4.000%, 4/15/44	$ 368,612
2,768	Government National Mortgage Association I, 4.000%, 4/15/44	2,707
4,643	Government National Mortgage Association I, 4.000%, 4/15/44	4,562
45,640	Government National Mortgage Association I, 4.000%, 8/15/44	45,003
479,595	Government National Mortgage Association I, 4.000%, 9/15/44	471,823
34,743	Government National Mortgage Association I, 4.000%, 9/15/44	33,686
50,345	Government National Mortgage Association I, 4.000%, 9/15/44	49,660
95,049	Government National Mortgage Association I, 4.000%, 11/15/44	93,186
120,726	Government National Mortgage Association I, 4.000%, 12/15/44	119,081
137,806	Government National Mortgage Association I, 4.000%, 1/15/45	135,771
114,777	Government National Mortgage Association I, 4.000%, 1/15/45	111,849
337,244	Government National Mortgage Association I, 4.000%, 2/15/45	332,650
296,507	Government National Mortgage Association I, 4.000%, 2/15/45	290,914
769,335	Government National Mortgage Association I, 4.000%, 3/15/45	753,478
562,813	Government National Mortgage Association I, 4.000%, 4/15/45	553,867
619,740	Government National Mortgage Association I, 4.000%, 5/15/45	611,438
902,435	Government National Mortgage Association I, 4.000%, 6/15/45	891,498
108,047	Government National Mortgage Association I, 4.000%, 7/15/45	106,051
196,204	Government National Mortgage Association I, 4.000%, 8/15/45	192,176
7,848	Government National Mortgage Association I, 4.500%, 6/15/25	7,819
13,406	Government National Mortgage Association I, 4.500%, 7/15/33	13,492
Pioneer Bond Fund | 9/30/2460

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
29,194	Government National Mortgage Association I, 4.500%, 9/15/33	$ 29,405
54,272	Government National Mortgage Association I, 4.500%, 10/15/33	54,479
39,768	Government National Mortgage Association I, 4.500%, 10/15/33	39,919
2,771	Government National Mortgage Association I, 4.500%, 2/15/34	2,755
30,091	Government National Mortgage Association I, 4.500%, 4/15/35	29,817
15,591	Government National Mortgage Association I, 4.500%, 10/15/35	15,691
25,068	Government National Mortgage Association I, 4.500%, 4/15/38	25,295
214,853	Government National Mortgage Association I, 4.500%, 12/15/39	216,716
86,294	Government National Mortgage Association I, 4.500%, 1/15/40	87,277
49,702	Government National Mortgage Association I, 4.500%, 9/15/40	50,265
103,506	Government National Mortgage Association I, 4.500%, 10/15/40	104,488
94,789	Government National Mortgage Association I, 4.500%, 4/15/41	95,252
182,123	Government National Mortgage Association I, 4.500%, 5/15/41	181,889
123,387	Government National Mortgage Association I, 4.500%, 6/15/41	123,989
85,330	Government National Mortgage Association I, 4.500%, 7/15/41	85,746
74,435	Government National Mortgage Association I, 4.500%, 8/15/41	74,499
15,725	Government National Mortgage Association I, 5.000%, 7/15/33	16,189
16,266	Government National Mortgage Association I, 5.000%, 9/15/33	16,746
18,415	Government National Mortgage Association I, 5.000%, 4/15/34	18,934
107,962	Government National Mortgage Association I, 5.000%, 4/15/35	111,009
40,743	Government National Mortgage Association I, 5.000%, 7/15/40	41,682
61Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
20,495	Government National Mortgage Association I, 5.500%, 1/15/29	$ 20,697
2,954	Government National Mortgage Association I, 5.500%, 6/15/33	3,058
14,894	Government National Mortgage Association I, 5.500%, 7/15/33	15,410
7,967	Government National Mortgage Association I, 5.500%, 7/15/33	8,247
4,555	Government National Mortgage Association I, 5.500%, 8/15/33	4,706
8,268	Government National Mortgage Association I, 5.500%, 8/15/33	8,560
7,737	Government National Mortgage Association I, 5.500%, 8/15/33	8,005
17,654	Government National Mortgage Association I, 5.500%, 9/15/33	17,921
20,087	Government National Mortgage Association I, 5.500%, 9/15/33	20,287
8,510	Government National Mortgage Association I, 5.500%, 10/15/33	8,742
13,819	Government National Mortgage Association I, 5.500%, 10/15/33	14,306
77,391	Government National Mortgage Association I, 5.500%, 7/15/34	80,120
10,054	Government National Mortgage Association I, 5.500%, 10/15/34	10,361
100,491	Government National Mortgage Association I, 5.500%, 11/15/34	104,036
35,750	Government National Mortgage Association I, 5.500%, 1/15/35	36,966
7,408	Government National Mortgage Association I, 5.500%, 2/15/35	7,670
26,436	Government National Mortgage Association I, 5.500%, 2/15/35	27,369
22,320	Government National Mortgage Association I, 5.500%, 6/15/35	23,108
85,976	Government National Mortgage Association I, 5.500%, 7/15/35	89,011
7,248	Government National Mortgage Association I, 5.500%, 10/15/35	7,504
32,500	Government National Mortgage Association I, 5.500%, 10/15/35	33,646
Pioneer Bond Fund | 9/30/2462

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
9,808	Government National Mortgage Association I, 5.500%, 2/15/37	$ 10,152
4,852	Government National Mortgage Association I, 6.000%, 4/15/28	4,996
18,982	Government National Mortgage Association I, 6.000%, 9/15/28	19,604
1,176	Government National Mortgage Association I, 6.000%, 10/15/28	1,209
6,216	Government National Mortgage Association I, 6.000%, 2/15/29	6,394
7,943	Government National Mortgage Association I, 6.000%, 2/15/29	8,246
3,937	Government National Mortgage Association I, 6.000%, 11/15/31	4,070
234	Government National Mortgage Association I, 6.000%, 3/15/32	246
1,204	Government National Mortgage Association I, 6.000%, 8/15/32	1,252
1,663	Government National Mortgage Association I, 6.000%, 9/15/32	1,672
55,207	Government National Mortgage Association I, 6.000%, 9/15/32	56,533
41,295	Government National Mortgage Association I, 6.000%, 9/15/32	41,904
3,877	Government National Mortgage Association I, 6.000%, 10/15/32	3,957
1,596	Government National Mortgage Association I, 6.000%, 10/15/32	1,615
2,067	Government National Mortgage Association I, 6.000%, 11/15/32	2,112
2,375	Government National Mortgage Association I, 6.000%, 11/15/32	2,435
65,569	Government National Mortgage Association I, 6.000%, 12/15/32	67,103
1,873	Government National Mortgage Association I, 6.000%, 12/15/32	1,930
61,806	Government National Mortgage Association I, 6.000%, 12/15/32	63,510
20,650	Government National Mortgage Association I, 6.000%, 12/15/32	21,561
3,363	Government National Mortgage Association I, 6.000%, 12/15/32	3,456
63Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
24,036	Government National Mortgage Association I, 6.000%, 12/15/32	$ 24,595
61,122	Government National Mortgage Association I, 6.000%, 12/15/32	62,282
39,100	Government National Mortgage Association I, 6.000%, 1/15/33	41,027
11,102	Government National Mortgage Association I, 6.000%, 1/15/33	11,652
27,526	Government National Mortgage Association I, 6.000%, 2/15/33	28,211
36,402	Government National Mortgage Association I, 6.000%, 2/15/33	38,234
32,405	Government National Mortgage Association I, 6.000%, 2/15/33	33,247
5,897	Government National Mortgage Association I, 6.000%, 2/15/33	6,076
28,852	Government National Mortgage Association I, 6.000%, 3/15/33	29,722
29,549	Government National Mortgage Association I, 6.000%, 3/15/33	31,099
17,528	Government National Mortgage Association I, 6.000%, 3/15/33	18,329
30,330	Government National Mortgage Association I, 6.000%, 3/15/33	30,824
7,019	Government National Mortgage Association I, 6.000%, 3/15/33	7,134
33,085	Government National Mortgage Association I, 6.000%, 3/15/33	34,198
108,714	Government National Mortgage Association I, 6.000%, 3/15/33	111,947
53,397	Government National Mortgage Association I, 6.000%, 3/15/33	56,227
11,796	Government National Mortgage Association I, 6.000%, 4/15/33	12,157
18,046	Government National Mortgage Association I, 6.000%, 5/15/33	18,552
3,161	Government National Mortgage Association I, 6.000%, 6/15/33	3,257
15,948	Government National Mortgage Association I, 6.000%, 9/15/33	16,405
4,702	Government National Mortgage Association I, 6.000%, 10/15/33	4,831
Pioneer Bond Fund | 9/30/2464

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
30,955	Government National Mortgage Association I, 6.000%, 11/15/33	$ 31,432
63,057	Government National Mortgage Association I, 6.000%, 3/15/34	66,154
12,566	Government National Mortgage Association I, 6.000%, 6/15/34	13,184
7,529	Government National Mortgage Association I, 6.000%, 8/15/34	7,886
32,121	Government National Mortgage Association I, 6.000%, 8/15/34	33,175
2,366	Government National Mortgage Association I, 6.000%, 9/15/34	2,437
26,833	Government National Mortgage Association I, 6.000%, 9/15/34	27,802
41,134	Government National Mortgage Association I, 6.000%, 9/15/34	42,649
31,452	Government National Mortgage Association I, 6.000%, 10/15/34	32,198
29,440	Government National Mortgage Association I, 6.000%, 10/15/34	30,207
23,791	Government National Mortgage Association I, 6.000%, 10/15/34	24,403
41,568	Government National Mortgage Association I, 6.000%, 11/15/34	43,297
153,422	Government National Mortgage Association I, 6.000%, 9/15/35	160,956
51,966	Government National Mortgage Association I, 6.000%, 8/15/36	54,508
26,262	Government National Mortgage Association I, 6.000%, 10/15/36	27,464
12,243	Government National Mortgage Association I, 6.000%, 11/15/37	12,825
6,793	Government National Mortgage Association I, 6.000%, 8/15/38	6,980
2,015	Government National Mortgage Association I, 6.500%, 4/15/28	2,057
13,673	Government National Mortgage Association I, 6.500%, 4/15/28	13,860
1,350	Government National Mortgage Association I, 6.500%, 6/15/28	1,391
996	Government National Mortgage Association I, 6.500%, 8/15/28	1,038
65Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
495	Government National Mortgage Association I, 6.500%, 10/15/28	$ 501
793	Government National Mortgage Association I, 6.500%, 10/15/28	813
4,026	Government National Mortgage Association I, 6.500%, 1/15/29	4,059
1,507	Government National Mortgage Association I, 6.500%, 2/15/29	1,561
1,431	Government National Mortgage Association I, 6.500%, 2/15/29	1,483
302	Government National Mortgage Association I, 6.500%, 2/15/29	311
760	Government National Mortgage Association I, 6.500%, 3/15/29	770
693	Government National Mortgage Association I, 6.500%, 3/15/29	703
3,239	Government National Mortgage Association I, 6.500%, 3/15/29	3,284
6,554	Government National Mortgage Association I, 6.500%, 3/15/29	6,600
9,125	Government National Mortgage Association I, 6.500%, 5/15/29	9,420
174	Government National Mortgage Association I, 6.500%, 5/15/29	177
261	Government National Mortgage Association I, 6.500%, 5/15/29	265
12,081	Government National Mortgage Association I, 6.500%, 4/15/31	12,496
3,131	Government National Mortgage Association I, 6.500%, 5/15/31	3,268
5,247	Government National Mortgage Association I, 6.500%, 5/15/31	5,321
3,390	Government National Mortgage Association I, 6.500%, 5/15/31	3,568
2,339	Government National Mortgage Association I, 6.500%, 6/15/31	2,455
7,775	Government National Mortgage Association I, 6.500%, 7/15/31	8,064
14,052	Government National Mortgage Association I, 6.500%, 8/15/31	14,569
1,541	Government National Mortgage Association I, 6.500%, 9/15/31	1,560
Pioneer Bond Fund | 9/30/2466

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
20,048	Government National Mortgage Association I, 6.500%, 10/15/31	$ 20,904
1,871	Government National Mortgage Association I, 6.500%, 10/15/31	1,962
1,648	Government National Mortgage Association I, 6.500%, 11/15/31	1,702
26,858	Government National Mortgage Association I, 6.500%, 11/15/31	27,281
33,120	Government National Mortgage Association I, 6.500%, 1/15/32	34,378
7,810	Government National Mortgage Association I, 6.500%, 1/15/32	7,880
5,041	Government National Mortgage Association I, 6.500%, 2/15/32	5,225
6,157	Government National Mortgage Association I, 6.500%, 2/15/32	6,384
805	Government National Mortgage Association I, 6.500%, 2/15/32	818
4,850	Government National Mortgage Association I, 6.500%, 2/15/32	5,028
12,211	Government National Mortgage Association I, 6.500%, 2/15/32	12,589
5,324	Government National Mortgage Association I, 6.500%, 3/15/32	5,588
13,290	Government National Mortgage Association I, 6.500%, 3/15/32	13,862
2,533	Government National Mortgage Association I, 6.500%, 4/15/32	2,628
2,873	Government National Mortgage Association I, 6.500%, 4/15/32	2,980
11,724	Government National Mortgage Association I, 6.500%, 4/15/32	12,163
1,465	Government National Mortgage Association I, 6.500%, 5/15/32	1,501
1,245	Government National Mortgage Association I, 6.500%, 5/15/32	1,260
3,185	Government National Mortgage Association I, 6.500%, 5/15/32	3,306
727	Government National Mortgage Association I, 6.500%, 5/15/32	742
4,030	Government National Mortgage Association I, 6.500%, 6/15/32	4,181
67Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,400	Government National Mortgage Association I, 6.500%, 7/15/32	$ 4,506
31,482	Government National Mortgage Association I, 6.500%, 7/15/32	33,769
2,842	Government National Mortgage Association I, 6.500%, 7/15/32	2,870
10,838	Government National Mortgage Association I, 6.500%, 8/15/32	11,229
10,371	Government National Mortgage Association I, 6.500%, 8/15/32	10,744
2,438	Government National Mortgage Association I, 6.500%, 8/15/32	2,492
16,310	Government National Mortgage Association I, 6.500%, 9/15/32	16,877
7,735	Government National Mortgage Association I, 6.500%, 9/15/32	8,023
7,274	Government National Mortgage Association I, 6.500%, 9/15/32	7,458
10,607	Government National Mortgage Association I, 6.500%, 10/15/32	10,849
13,136	Government National Mortgage Association I, 6.500%, 11/15/32	13,668
68,948	Government National Mortgage Association I, 6.500%, 12/15/32	71,979
77,053	Government National Mortgage Association I, 6.500%, 1/15/33	80,212
722	Government National Mortgage Association I, 6.500%, 1/15/33	756
12,684	Government National Mortgage Association I, 6.500%, 5/15/33	12,899
532	Government National Mortgage Association I, 6.500%, 10/15/33	559
39,158	Government National Mortgage Association I, 6.500%, 6/15/34	40,774
5,724	Government National Mortgage Association I, 6.500%, 4/15/35	5,802
3,110	Government National Mortgage Association I, 6.500%, 6/15/35	3,154
6,694	Government National Mortgage Association I, 6.500%, 7/15/35	7,084
47,023	Government National Mortgage Association I, 6.500%, 7/15/35	48,965
Pioneer Bond Fund | 9/30/2468

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
393	Government National Mortgage Association I, 7.000%, 11/15/26	$ 395
1,035	Government National Mortgage Association I, 7.000%, 6/15/27	1,047
2,839	Government National Mortgage Association I, 7.000%, 1/15/28	2,875
1,887	Government National Mortgage Association I, 7.000%, 4/15/28	1,898
3,051	Government National Mortgage Association I, 7.000%, 7/15/28	3,100
243	Government National Mortgage Association I, 7.000%, 8/15/28	250
2,437	Government National Mortgage Association I, 7.000%, 11/15/28	2,521
8,745	Government National Mortgage Association I, 7.000%, 11/15/28	8,998
10,435	Government National Mortgage Association I, 7.000%, 4/15/29	10,476
5,995	Government National Mortgage Association I, 7.000%, 4/15/29	6,024
11,289	Government National Mortgage Association I, 7.000%, 5/15/29	11,354
1,541	Government National Mortgage Association I, 7.000%, 7/15/29	1,567
18,886	Government National Mortgage Association I, 7.000%, 11/15/29	19,317
6,731	Government National Mortgage Association I, 7.000%, 12/15/30	6,981
921	Government National Mortgage Association I, 7.000%, 12/15/30	922
25,291	Government National Mortgage Association I, 7.000%, 1/15/31	25,339
5,780	Government National Mortgage Association I, 7.000%, 6/15/31	6,113
749	Government National Mortgage Association I, 7.000%, 7/15/31	791
36,294	Government National Mortgage Association I, 7.000%, 8/15/31	37,694
5,325	Government National Mortgage Association I, 7.000%, 9/15/31	5,351
4,534	Government National Mortgage Association I, 7.000%, 9/15/31	4,557
69Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,945	Government National Mortgage Association I, 7.000%, 11/15/31	$ 4,984
13,425	Government National Mortgage Association I, 7.000%, 3/15/32	13,538
15,032	Government National Mortgage Association I, 7.000%, 4/15/32	15,432
31,748	Government National Mortgage Association I, 7.000%, 5/15/32	33,234
124	Government National Mortgage Association I, 7.500%, 8/15/25	124
207	Government National Mortgage Association I, 7.500%, 9/15/25	207
871	Government National Mortgage Association I, 7.500%, 2/15/27	870
4,182	Government National Mortgage Association I, 7.500%, 3/15/27	4,269
7,706	Government National Mortgage Association I, 7.500%, 10/15/27	7,868
748	Government National Mortgage Association I, 7.500%, 6/15/29	752
1,656	Government National Mortgage Association I, 7.500%, 8/15/29	1,662
1,229	Government National Mortgage Association I, 7.500%, 9/15/29	1,228
9,520	Government National Mortgage Association I, 7.500%, 2/15/31	9,568
8,569	Government National Mortgage Association I, 7.500%, 2/15/31	8,600
1,207	Government National Mortgage Association I, 7.750%, 2/15/30	1,212
9,926,386	Government National Mortgage Association II, 2.000%, 3/20/52	8,420,408
13,894,126	Government National Mortgage Association II, 2.500%, 5/20/52	12,243,454
10,896,594	Government National Mortgage Association II, 3.000%, 6/20/52	9,937,796
96,139	Government National Mortgage Association II, 3.500%, 3/20/45	89,134
216,690	Government National Mortgage Association II, 3.500%, 4/20/45	205,676
399,281	Government National Mortgage Association II, 3.500%, 4/20/45	379,544
Pioneer Bond Fund | 9/30/2470

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
156,745	Government National Mortgage Association II, 3.500%, 4/20/45	$ 147,888
450,903	Government National Mortgage Association II, 3.500%, 3/20/46	429,836
63,018	Government National Mortgage Association II, 3.500%, 1/20/52	59,253
731,083	Government National Mortgage Association II, 3.500%, 8/20/52	686,723
1,514,903	Government National Mortgage Association II, 4.000%, 7/20/44	1,494,961
60,236	Government National Mortgage Association II, 4.000%, 9/20/44	59,418
361,433	Government National Mortgage Association II, 4.000%, 10/20/44	356,526
1,102,439	Government National Mortgage Association II, 4.000%, 10/20/46	1,083,394
608,030	Government National Mortgage Association II, 4.000%, 2/20/48	590,754
850,645	Government National Mortgage Association II, 4.000%, 4/20/48	826,473
15,075	Government National Mortgage Association II, 4.500%, 12/20/34	15,273
62,458	Government National Mortgage Association II, 4.500%, 1/20/35	63,279
10,292	Government National Mortgage Association II, 4.500%, 3/20/35	10,427
290,042	Government National Mortgage Association II, 4.500%, 9/20/41	293,508
1,069,682	Government National Mortgage Association II, 4.500%, 9/20/44	1,070,042
394,257	Government National Mortgage Association II, 4.500%, 10/20/44	397,027
762,429	Government National Mortgage Association II, 4.500%, 11/20/44	767,785
810,361	Government National Mortgage Association II, 4.500%, 2/20/48	811,686
585	Government National Mortgage Association II, 5.000%, 2/20/32	586
2,198	Government National Mortgage Association II, 5.000%, 10/20/32	2,261
3,549	Government National Mortgage Association II, 5.000%, 11/20/32	3,656
71Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
14,120	Government National Mortgage Association II, 5.000%, 12/20/32	$ 14,489
37,143	Government National Mortgage Association II, 5.000%, 1/20/33	38,115
14,041	Government National Mortgage Association II, 5.000%, 2/20/33	14,409
13,583	Government National Mortgage Association II, 5.000%, 3/20/33	13,734
20,387	Government National Mortgage Association II, 5.000%, 4/20/33	20,615
10,612	Government National Mortgage Association II, 5.000%, 5/20/33	10,730
15,038	Government National Mortgage Association II, 5.000%, 6/20/33	15,204
31,607	Government National Mortgage Association II, 5.000%, 7/20/33	31,966
16,841	Government National Mortgage Association II, 5.000%, 8/20/33	17,282
46,042	Government National Mortgage Association II, 5.000%, 9/20/33	47,186
9,918	Government National Mortgage Association II, 5.000%, 10/20/33	10,032
9,531	Government National Mortgage Association II, 5.000%, 12/20/33	9,804
6,049	Government National Mortgage Association II, 5.000%, 2/20/34	6,207
17,670	Government National Mortgage Association II, 5.000%, 4/20/34	18,132
7,541	Government National Mortgage Association II, 5.000%, 5/20/34	7,738
9,210	Government National Mortgage Association II, 5.000%, 6/20/34	9,451
17,604	Government National Mortgage Association II, 5.000%, 7/20/34	18,065
11,840	Government National Mortgage Association II, 5.000%, 8/20/34	12,147
18,674	Government National Mortgage Association II, 5.000%, 9/20/34	19,163
3,966	Government National Mortgage Association II, 5.000%, 10/20/34	4,072
7,146	Government National Mortgage Association II, 5.000%, 1/20/35	7,333
Pioneer Bond Fund | 9/30/2472

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,679	Government National Mortgage Association II, 5.000%, 2/20/35	$ 5,827
675	Government National Mortgage Association II, 5.000%, 2/20/35	694
9,664	Government National Mortgage Association II, 5.000%, 3/20/35	9,917
23,967	Government National Mortgage Association II, 5.000%, 4/20/35	24,573
6,708	Government National Mortgage Association II, 5.000%, 5/20/35	6,882
6,893	Government National Mortgage Association II, 5.000%, 6/20/35	7,069
17,103	Government National Mortgage Association II, 5.000%, 7/20/35	17,540
215,155	Government National Mortgage Association II, 5.000%, 8/20/35	220,531
4,299	Government National Mortgage Association II, 5.000%, 9/20/35	4,409
879	Government National Mortgage Association II, 5.000%, 2/20/36	903
10,140	Government National Mortgage Association II, 5.000%, 4/20/36	10,393
11,051	Government National Mortgage Association II, 5.000%, 11/20/36	11,358
24,939	Government National Mortgage Association II, 5.000%, 1/20/37	25,578
228,476	Government National Mortgage Association II, 5.000%, 3/20/37	234,325
5,695	Government National Mortgage Association II, 5.000%, 6/20/37	5,841
1,008	Government National Mortgage Association II, 5.000%, 7/20/37	1,036
4,814	Government National Mortgage Association II, 5.000%, 8/20/37	4,946
9,778	Government National Mortgage Association II, 5.000%, 12/20/37	10,023
5,823	Government National Mortgage Association II, 5.000%, 1/20/38	5,983
12,695	Government National Mortgage Association II, 5.000%, 2/20/38	13,020
3,802	Government National Mortgage Association II, 5.000%, 3/20/38	3,900
73Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
29,944	Government National Mortgage Association II, 5.000%, 5/20/38	$ 30,694
7,394	Government National Mortgage Association II, 5.000%, 6/20/38	7,583
543	Government National Mortgage Association II, 5.000%, 12/20/38	558
16,657	Government National Mortgage Association II, 5.000%, 1/20/39	17,074
3,790	Government National Mortgage Association II, 5.000%, 2/20/39	3,882
8,256	Government National Mortgage Association II, 5.000%, 5/20/39	8,458
16,387	Government National Mortgage Association II, 5.000%, 8/20/39	16,837
134,084	Government National Mortgage Association II, 5.000%, 10/20/39	137,484
4,287	Government National Mortgage Association II, 5.000%, 11/20/39	4,405
76,928	Government National Mortgage Association II, 5.000%, 1/20/40	78,761
963	Government National Mortgage Association II, 5.000%, 2/20/40	987
6,326	Government National Mortgage Association II, 5.000%, 6/20/40	6,496
29,421	Government National Mortgage Association II, 5.000%, 7/20/40	30,214
21,417	Government National Mortgage Association II, 5.000%, 8/20/40	21,941
17,777	Government National Mortgage Association II, 5.000%, 9/20/40	18,266
1,191	Government National Mortgage Association II, 5.000%, 2/20/41	1,215
18,289	Government National Mortgage Association II, 5.000%, 4/20/41	18,681
23,209	Government National Mortgage Association II, 5.000%, 7/20/41	23,848
11,496	Government National Mortgage Association II, 5.000%, 8/20/42	11,812
40,140	Government National Mortgage Association II, 5.000%, 11/20/42	41,071
57,391	Government National Mortgage Association II, 5.000%, 10/20/43	58,968
Pioneer Bond Fund | 9/30/2474

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
752	Government National Mortgage Association II, 5.000%, 11/20/44	$ 772
50,177	Government National Mortgage Association II, 5.000%, 2/20/45	51,341
70,367	Government National Mortgage Association II, 5.000%, 4/20/45	71,998
21,164	Government National Mortgage Association II, 5.000%, 7/20/45	21,746
35,619	Government National Mortgage Association II, 5.000%, 11/20/45	36,469
3,059	Government National Mortgage Association II, 5.000%, 12/20/45	3,130
1,961	Government National Mortgage Association II, 5.000%, 7/20/46	2,014
17,972	Government National Mortgage Association II, 5.000%, 9/20/46	18,465
53,199	Government National Mortgage Association II, 5.000%, 12/20/46	54,465
6,484	Government National Mortgage Association II, 5.000%, 6/20/47	6,596
60,072	Government National Mortgage Association II, 5.000%, 8/20/47	61,114
55,502	Government National Mortgage Association II, 5.000%, 1/20/48	56,458
144,743	Government National Mortgage Association II, 5.000%, 5/20/48	147,123
24,089	Government National Mortgage Association II, 5.000%, 8/20/48	24,441
8,083	Government National Mortgage Association II, 5.000%, 9/20/48	8,201
49,510	Government National Mortgage Association II, 5.000%, 10/20/48	50,302
124,820	Government National Mortgage Association II, 5.000%, 11/20/48	126,416
18,938	Government National Mortgage Association II, 5.000%, 12/20/48	19,220
73,140	Government National Mortgage Association II, 5.000%, 1/20/49	74,140
422,523	Government National Mortgage Association II, 5.000%, 2/20/49	427,906
1,314,784	Government National Mortgage Association II, 5.000%, 5/20/49	1,333,158
75Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
147,799	Government National Mortgage Association II, 5.000%, 8/20/49	$ 150,001
50,377	Government National Mortgage Association II, 5.000%, 9/20/49	51,189
138,014	Government National Mortgage Association II, 5.000%, 1/20/50	140,170
15,977	Government National Mortgage Association II, 5.000%, 2/20/50	16,251
36,938	Government National Mortgage Association II, 5.000%, 3/20/50	37,575
366,996	Government National Mortgage Association II, 5.000%, 7/20/50	373,309
275,471	Government National Mortgage Association II, 5.000%, 12/20/50	280,237
20,916	Government National Mortgage Association II, 5.000%, 8/20/51	21,156
76,164	Government National Mortgage Association II, 5.000%, 9/20/51	77,014
37,814	Government National Mortgage Association II, 5.000%, 11/20/51	38,197
146,042	Government National Mortgage Association II, 5.000%, 12/20/51	147,553
47,914	Government National Mortgage Association II, 5.500%, 3/20/34	49,913
39,264	Government National Mortgage Association II, 5.500%, 4/20/34	40,903
14,859	Government National Mortgage Association II, 5.500%, 10/20/37	15,370
528,877	Government National Mortgage Association II, 5.500%, 9/20/52	535,011
42,591	Government National Mortgage Association II, 5.750%, 6/20/33	42,719
9,424	Government National Mortgage Association II, 5.900%, 1/20/28	9,506
16,770	Government National Mortgage Association II, 5.900%, 7/20/28	16,876
4,265	Government National Mortgage Association II, 6.000%, 10/20/31	4,468
21,764	Government National Mortgage Association II, 6.000%, 1/20/33	22,666
24,672	Government National Mortgage Association II, 6.000%, 10/20/33	25,885
Pioneer Bond Fund | 9/30/2476

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
14,882	Government National Mortgage Association II, 6.000%, 6/20/34	$ 15,614
32,573	Government National Mortgage Association II, 6.450%, 1/20/33	32,818
6,510	Government National Mortgage Association II, 6.500%, 8/20/28	6,664
315	Government National Mortgage Association II, 6.500%, 2/20/29	323
142	Government National Mortgage Association II, 6.500%, 3/20/29	146
4,007	Government National Mortgage Association II, 6.500%, 4/20/29	4,112
2,726	Government National Mortgage Association II, 6.500%, 4/20/31	2,869
2,180	Government National Mortgage Association II, 6.500%, 6/20/31	2,275
10,413	Government National Mortgage Association II, 6.500%, 10/20/32	11,014
13,700	Government National Mortgage Association II, 6.500%, 3/20/34	14,090
521	Government National Mortgage Association II, 7.000%, 5/20/26	533
3,130	Government National Mortgage Association II, 7.000%, 8/20/27	3,206
2,823	Government National Mortgage Association II, 7.000%, 6/20/28	2,891
13,904	Government National Mortgage Association II, 7.000%, 11/20/28	14,242
12,130	Government National Mortgage Association II, 7.000%, 1/20/29	12,497
1,103	Government National Mortgage Association II, 7.000%, 2/20/29	1,131
441	Government National Mortgage Association II, 7.000%, 12/20/30	452
2,384	Government National Mortgage Association II, 7.000%, 1/20/31	2,532
1,356	Government National Mortgage Association II, 7.000%, 3/20/31	1,406
7,559	Government National Mortgage Association II, 7.000%, 7/20/31	8,054
2,622	Government National Mortgage Association II, 7.000%, 11/20/31	2,725
77Pioneer Bond Fund | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,553	Government National Mortgage Association II, 7.500%, 5/20/30	$ 2,656
716	Government National Mortgage Association II, 7.500%, 6/20/30	745
721	Government National Mortgage Association II, 7.500%, 7/20/30	741
2,805	Government National Mortgage Association II, 7.500%, 8/20/30	2,935
1,222	Government National Mortgage Association II, 7.500%, 12/20/30	1,275
30,000,000(f)	U.S. Treasury Bills, 10/8/24	29,972,685
50,374,800	U.S. Treasury Bonds, 2.250%, 2/15/52	34,351,284
57,701,200	U.S. Treasury Bonds, 2.875%, 5/15/52	45,189,506
73,375,000	U.S. Treasury Bonds, 3.625%, 2/15/53	66,719,659
136,312,900	U.S. Treasury Bonds, 4.375%, 8/15/43	140,162,675
36,260,000	U.S. Treasury Notes, 4.250%, 2/28/29	37,267,065
44,600,800	U.S. Treasury Notes, 4.625%, 9/30/30	46,971,960
	Total U.S. Government and Agency Obligations (Cost $1,779,668,283)	$1,793,680,655

	SHORT TERM INVESTMENTS — 5.6% of Net Assets
	Repurchase Agreements — 1.5%
75,000,000	Bank of America, 4.86%, dated 9/30/24,
to be purchased on 10/1/24 for $75,010,125,
collateralized by the following:
$65,376,471, U.S. Treasury Note, 3.50%, 9/30/26,
	$11,123,588, U.S. Treasury Strip Principal, 2/15/29	$ 75,000,000
		$75,000,000

Shares
	Open-End Fund — 4.1%
205,450,707(l)	Dreyfus Government Cash Management, Institutional Shares, 4.80%	$ 205,450,707
		$205,450,707

	TOTAL SHORT TERM INVESTMENTS (Cost $280,450,707)	$280,450,707

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.5% (Cost $5,141,866,575)	$5,088,048,912
Pioneer Bond Fund | 9/30/2478

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	TBA Sales Commitments — (3.7)% of Net Assets
	U.S. Government and Agency Obligations — (3.7)%
(87,000,000)	Federal National Mortgage Association, 3.000%, 10/1/54 (TBA)	$ (78,075,602)
(67,000,000)	Federal National Mortgage Association, 5.500%, 10/1/54 (TBA)	(67,775,825)
(11,000,000)	Federal National Mortgage Association, 5.500%, 10/15/39 (TBA)	(11,232,232)
(3,000,000)	Federal National Mortgage Association, 6.000%, 10/1/54 (TBA)	(3,066,087)
(19,000,000)	Federal National Mortgage Association, 6.500%, 10/1/54 (TBA)	(19,586,969)
(1,000,000)	Government National Mortgage Association, 2.000%, 10/15/54 (TBA)	(847,733)
(1,000,000)	Government National Mortgage Association, 2.500%, 10/15/54 (TBA)	(881,211)
(4,000,000)	Government National Mortgage Association, 3.000%, 10/15/54 (TBA)	(3,647,183)
(800,000)	Government National Mortgage Association, 3.500%, 10/15/54 (TBA)	(751,559)
	TOTAL TBA SALES COMMITMENTS (Proceeds $186,940,320)	$(185,864,401)

	OTHER ASSETS AND LIABILITIES — 1.2%	$60,797,718
	net assets — 100.0%	$4,962,982,229

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
79Pioneer Bond Fund | 9/30/24

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2024, the value of these securities amounted to $1,729,376,316, or 34.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2024.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2024.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2024.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(i)	Non-income producing security.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Aberystwyth-PI0049	7/1/2024	$2,624,250	$2,831,669
Alamo Re	4/12/2023	1,256,000	1,306,500
Alamo Re	4/4/2024	500,000	516,200
Alamo Re	4/4/2024	250,000	258,700
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-3	8/16/2021	20,769	9,039
Alturas Re 2022-2	1/18/2022	—	223,120
Aquila Re	5/10/2023	850,000	897,940
Aquila Re	4/26/2024	1,250,000	1,271,125
Pioneer Bond Fund | 9/30/2480

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Atlas Capital	5/17/2023	$2,000,000	$2,042,200
Atlas Re	5/24/2024	750,000	815,325
Ballybunion Re 2022	3/9/2022	—	—
Banbury Re-PI0050	8/19/2024	2,000,000	2,076,528
Bantry Re 2024	2/1/2024	5,929,460	6,727,332
Berwick Re 2020-1	9/24/2020	—	21,527
Berwick Re 2024-1	1/10/2024	3,000,000	3,320,619
Blue Ridge Re	11/14/2023	1,000,000	1,022,500
Blue Ridge Re	11/14/2023	1,750,000	1,800,400
Bonanza Re	3/11/2022	250,000	248,250
Bonanza Re	1/6/2023	300,000	311,280
Cape Lookout Re	4/14/2023	1,100,000	1,147,850
Cat Re 2001	11/14/2023	750,000	748,725
Cheltenham-PI0051 Re 2024	7/1/2024	786,503	881,073
Commonwealth Re	6/15/2022	1,000,000	1,020,900
Easton Re	5/16/2024	246,724	251,250
Eccleston Re 2023	7/13/2023	—	315,739
Eden Re II	1/25/2021	207,199	31,267
Eden Re II	1/21/2022	161,028	80,423
Eden Re II	1/17/2023	—	196,753
Eden Re II	1/10/2024	3,500,000	4,216,100
Emetteur Non Renseigne-PI0047 2024-1	1/26/2024	10,465,975	11,295,810
FloodSmart Re	2/14/2022	2,000,000	2,046,000
FloodSmart Re	2/29/2024	1,500,000	1,576,650
Four Lakes Re	12/15/2021	500,000	502,550
Four Lakes Re	12/22/2022	3,000,000	3,087,900
Four Lakes Re	12/8/2023	750,000	764,475
Galileo Re	12/4/2023	1,250,000	1,288,250
Galileo Re	12/4/2023	750,000	768,450
Gamboge Re	5/9/2024	5,235,942	5,755,612
Gateway Re	2/3/2023	700,000	755,580
Gateway Re	3/11/2024	250,000	257,150
Gateway Re	3/11/2024	488,221	494,350
Gateway Re II	4/13/2023	250,000	266,425
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	522,043	375,000
Gullane Re 2024	2/14/2024	6,057,870	6,500,000
Harambee Re 2018	12/19/2017	42,461	8,600
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Herbie Re	10/19/2020	500,000	502,400
High Point Re	12/1/2023	3,500,000	3,580,500
Integrity Re	5/9/2022	750,000	75,000
Integrity Re	3/23/2023	1,500,000	1,602,300
International Bank for Reconstruction & Development	4/3/2024	250,000	261,850
International Bank for Reconstruction & Development	5/1/2024	250,000	252,225
81Pioneer Bond Fund | 9/30/24

Restricted Securities	Acquisition date	Cost	Value
Kendall Re	4/22/2024	$1,000,000	$1,037,100
Kilimanjaro III Re	6/15/2022	1,000,000	1,022,800
Lightning Re	3/20/2023	1,000,000	1,062,700
Locke Tavern Re	3/23/2023	1,000,000	1,030,500
Long Point Re IV	5/13/2022	3,500,000	3,556,000
Lorenz Re 2019	6/26/2019	455,172	24,544
Mangrove Risk Solutions	6/17/2024	224,653	234,900
Mangrove Risk Solutions	7/9/2024	1,854,123	1,990,600
Mangrove Risk Solutions	7/9/2024	469,761	497,750
Mangrove Risk Solutions	7/9/2024	237,105	249,000
Marlon Re	5/24/2024	250,000	252,425
Matterhorn Re	1/29/2020	768,006	614,404
Matterhorn Re	12/15/2021	250,000	240,275
Matterhorn Re	3/10/2022	2,000,000	2,026,200
Matterhorn Re	3/10/2022	1,000,000	1,017,400
Mayflower Re	6/21/2024	1,000,000	1,032,200
Merion Re 2021-2	12/28/2020	2,448,846	540,000
Merion Re 2022-2	3/1/2022	6,551,154	6,211,224
Merion Re 2024-1	1/11/2024	843,568	995,238
Merna Re II	5/8/2024	1,000,000	1,025,179
Merna Re II	5/8/2024	1,000,000	1,043,432
Merna Re II	5/8/2024	2,000,000	2,093,630
Mona Lisa Re	12/30/2022	1,000,000	1,054,400
Mystic Re	12/12/2023	1,498,458	1,548,000
Mystic Re IV	12/16/2022	3,400,000	3,565,920
Northshore Re II	6/22/2022	750,000	776,250
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2024	5/23/2024	1,774,715	1,966,065
Old Head Re 2022	1/6/2022	188,288	125,000
Old Head Re 2024	1/5/2024	183,891	242,255
Pangaea Re 2024-1	2/27/2024	3,000,000	3,320,311
Pangaea Re 2024-3	7/31/2024	3,000,000	3,144,916
Phoenician Re	12/1/2021	1,000,000	1,000,000
Phoenix 3 Re 2023-3	12/21/2020	1,085,707	1,434,125
PI0048 Re 2024	6/12/2024	3,369,800	3,806,508
Pine Valley Re 2024	1/17/2024	829,192	959,760
Portsalon Re 2022	7/15/2022	404,317	458,460
Queen Street Re	5/12/2023	3,000,000	3,084,600
Residential Re	11/22/2022	1,750,000	1,818,950
Residential Re	11/7/2023	2,500,000	2,548,250
Residential Re	11/7/2023	1,000,000	1,030,600
Sanders Re	1/16/2024	1,000,000	1,036,500
Sanders Re II	11/23/2021	2,754,375	2,770,900
Sanders Re III	11/30/2022	1,000,000	1,054,200
Sector Re V	12/30/2022	—	259,386
Sector Re V	12/4/2023	5,000,000	6,599,057
Sector Re V	12/29/2023	4,600,000	6,071,132
Sussex Re 2020-1	1/21/2020	—	4,693
Sussex Re 2021-1	1/26/2021	—	—
Pioneer Bond Fund | 9/30/2482

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Thopas Re 2020	12/30/2019	$—	$1,200
Thopas Re 2021	12/30/2020	—	72,800
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	—	—
Thopas Re 2024	2/2/2024	4,256,392	5,264,306
Torricelli Re 2021	7/2/2021	—	21,142
Torricelli Re 2022	7/26/2022	—	4,050
Torricelli Re 2023	7/26/2023	—	59,850
Torricelli Re 2024	7/25/2024	4,250,000	4,595,997
Ursa Re	4/12/2023	750,000	764,550
Veraison Re	12/14/2022	500,000	521,900
Viribus Re 2018	12/22/2017	16,587	—
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2020	3/12/2020	421,904	140,331
Viribus Re 2022	4/18/2022	—	—
Viribus Re 2023	2/2/2023	—	441,600
Viribus Re 2024	3/19/2024	333,333	445,400
Vitality Re XIII	1/4/2023	2,195,993	2,236,950
Vitality Re XIV	1/25/2023	6,023,750	6,085,800
Vitality Re XIV	1/25/2023	750,000	764,700
Walton Health Re 2019	7/18/2019	—	63,110
Walton Health Re 2022	7/13/2022	8,750	364,384
Woburn Re 2019	1/30/2019	569,720	685,428
Total Restricted Securities			$176,618,773
% of Net assets			3.6%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1,927	U.S. 2 Year Note (CBT)	12/31/24	$400,375,913	$401,282,696	$906,783
12,277	U.S. 5 Year Note (CBT)	12/31/24	1,346,524,811	1,349,031,258	2,506,447
449	U.S. 10 Year Note (CBT)	12/19/24	51,410,248	51,312,281	(97,967)
191	U.S. Long Bond (CBT)	12/19/24	23,642,723	23,719,813	77,090
232	U.S. Ultra Bond (CBT)	12/19/24	31,253,256	30,877,750	(375,506)
			$1,853,206,951	$1,856,223,798	$3,016,847
83Pioneer Bond Fund | 9/30/24

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1,107	U.S. 10 Year Ultra Bond (CBT)	12/19/24	$(130,995,769)	$(130,954,646)	$41,123
TOTAL FUTURES CONTRACTS			$1,722,211,182	$1,725,269,152	$3,057,970
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
249,940,000	Markit CDX North America High Yield Index Series 43	Pay	5.00%	12/20/29	$(18,140,931)	$(479,458)	$(18,620,389)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(18,140,931)	$(479,458)	$(18,620,389)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
Pioneer Bond Fund | 9/30/2484

Schedule of Investments  |  9/30/24
(unaudited) (continued)
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$14,524,142	$—	$14,524,142
Asset Backed Securities	—	496,881,498	—	496,881,498
Collateralized Mortgage Obligations	—	327,631,133	—	327,631,133
Commercial Mortgage-Backed Securities	—	198,062,362	—*	198,062,362
Corporate Bonds	—	1,782,467,987	—	1,782,467,987
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	458,460	458,460
Multiperil – U.S.	—	—	12,411,783	12,411,783
Multiperil – Worldwide	—	—	8,505,359	8,505,359
Windstorm – North Carolina	—	—	2,737,350	2,737,350
Windstorm – U.S.	—	—	6,638,177	6,638,177
Windstorm – U.S. Regional	—	—	1,966,065	1,966,065
Reinsurance Sidecars
Multiperil – U.S.	—	—	8,600	8,600
Multiperil – Worldwide	—	—	63,435,064	63,435,064
All Other Insurance-Linked Securities	—	80,457,915	—	80,457,915
Foreign Government Bond	—	17,731,655	—	17,731,655
U.S. Government and Agency Obligations	—	1,793,680,655	—	1,793,680,655
Repurchase Agreements	—	75,000,000	—	75,000,000
Open-End Fund	205,450,707	—	—	205,450,707
Total Investments in Securities	$205,450,707	$4,786,437,347	$96,160,858	$5,088,048,912
Liabilities
TBA Sales Commitments	$—	$(185,864,401)	$—	$(185,864,401)
Total Liabilities	$—	$(185,864,401)	$—	$(185,864,401)
Other Financial Instruments
Net unrealized appreciation on futures contracts	$3,057,970	$—	$—	$3,057,970
Centrally cleared swap contracts^	—	(479,458)	—	(479,458)
Total Other Financial Instruments	$3,057,970	$(479,458)	$—	$2,578,512
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended September 30, 2024, there were no transfers in or out of Level 3.
85Pioneer Bond Fund | 9/30/24